UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N‑CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811‑23493
Cohen & Steers Tax‑Advantaged Preferred Securities and Income Fund

(Exact name of Registrant as specified in charter)
1166 Avenue of the Americas, 30th Floor, New York, NY 10036

(Address of principal executive offices) (Zip code)
Dana A. DeVivo
Cohen & Steers Capital Management, Inc.
1166 Avenue of the Americas, 30th Floor
New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code:  (212) 832‑3232
Date of fiscal year end: October 31
Date of reporting period: April 30, 2025

Item 1. Reports to Stockholders.
(a)

COHEN & STEERS TAX-ADVANTAGED PREFERRED SECURITIES AND INCOME FUND

To Our Shareholders:
We would like to share with you our report for the six months ended April 30, 2025. The total returns for the Cohen & Steers Tax‑Advantaged Preferred Securities and Income Fund (the Fund) and its comparative benchmarks were:

Six Months Ended April 30, 2025
Cohen & Steers Tax‑Advantaged Preferred Securities and Income Fund:
Net Asset Value Total Return(a)	–1.66%
Market Price Total Return(a)	–3.39%
ICE BofA 7% Constrained DRD Eligible Preferred Securities Index(b)	–1.62%
Blended Benchmark—50% ICE BofA 7% Constrained DRD Eligible Preferred Securities Index/35% ICE BofA U.S. IG Institutional Capital Securities Index/15% Bloomberg Developed Market USD Contingent Capital Index(b)	–0.05%
ICE BofA U.S. All Capital Securities Index(b)	–1.30%
The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and the principal value of an investment will fluctuate and shares, if sold, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current total returns of the Fund can be obtained by visiting our website at cohenandsteers.com. The Fund’s returns assume the reinvestment of all dividends and distributions at prices obtained under the Fund’s dividend reinvestment plan. Index performance does not reflect the deduction of any fees, taxes or expenses. An investor cannot invest directly in an index. Performance figures for periods shorter than one year are not annualized.
The Fund expects to make regular monthly distributions at a level rate (the Policy). Distributions paid by the Fund are subject to recharacterization for tax purposes and are taxable up to the amount of the Fund’s investment company taxable income and net realized gains. As a result of the Policy, the Fund may pay distributions in excess of the Fund’s investment company taxable income and net realized gains. This excess would be a return of capital distributed from the Fund’s assets. Distributions of capital decrease the Fund’s total assets and, therefore, could have the effect of increasing the Fund’s expense ratio. In addition, in order to make these distributions, the Fund may have to sell portfolio securities at a less than opportune time.

(a)	As a closed‑end investment company, the price of the Fund’s exchange-traded shares will be set by market forces and can deviate from the net asset value (NAV) per share of the Fund.
(b)
ICE BofA 7% Constrained DRD Eligible Preferred Securities Index contains all securities in the ICE BofA Fixed Rate Preferred Securities Index that are DRD (dividends received deduction) eligible, but caps issuer exposure at 7%. The ICE BofA U.S. IG Institutional Capital Securities Index tracks the performance of U.S. dollar-denominated investment grade hybrid capital corporate and preferred securities publicly issued in the U.S. domestic market. The Bloomberg Developed Market USD Contingent Capital Index includes hybrid capital securities in developed markets with explicit equity conversion or write down loss absorption mechanisms that are based on an issuer’s regulatory capital ratio or other explicit solvency-based triggers. The ICE BofA U.S. All Capital Securities Index tracks the performance of fixed rate, U.S. dollar-denominated hybrid corporate and preferred securities publicly issued in the U.S. domestic market.

COHEN & STEERS TAX-ADVANTAGED PREFERRED SECURITIES AND INCOME FUND

Market Review
Preferred securities were largely unchanged in the six months ended April 30, 2025, against a backdrop of considerable crosscurrents.
The 10-year U.S. Treasury note yield fluctuated considerably during the period. Yields initially rose, with the 10-year Treasury climbing from 4.3% to approximately 4.8%, as inflation persisted above the Federal Reserve’s 2% target and expectations for both the number and magnitude of Fed rate cuts diminished substantially as economic performance surpassed forecasts. However, Donald Trump and the Republican Party’s congressional sweep in the U.S. election raised uncertainties around fiscal, trade and immigration policies. The bellwether Treasury yield declined to 4% in the spring when recession concerns emerged following the President’s sweeping tariff initiative and subsequent retaliatory tariffs from U.S. trading partners. The yield later partially reversed to settle below 4.2% after President Trump announced a 90-day suspension on reciprocal tariffs to allow time for trade agreement negotiations.
Given the uncertain outlook for growth and inflation, credit spreads—which had contracted to historically tight levels in 2024—widened across the capital stack and quality spectrum. Subordination premiums (the credit spread differential between preferreds and senior debt) increased, and higher-quality securities outperformed their lower-quality counterparts. As a result, preferred securities collectively underperformed longer-term U.S. Treasuries, investment-grade bonds and high-yield debt.
Within the preferred market, over-the-counter securities—primarily comprising duration-lowering fixed-to-reset structures—produced positive returns. In contrast, the exchange-traded $25 par market, dominated by fixed-rate perpetual issues, generated negative total returns in the period.
Fund Performance
The Fund had a negative total return in the period and underperformed its blended benchmark on both a market price and net asset value basis.
Companies in the U.S. banking sector reported solid results, and their asset quality generally remained sound. Their healthy profitability and historically high capital position them well to endure a potential economic deterioration. However, U.S. bank preferreds overall traded modestly lower with the exchange-listed market showing particular weakness and aligning more closely with equity trends. The Fund’s security selection and underweight allocation to U.S. bank preferreds contributed to relative performance.
European banks also reported healthy results and strong capital positions, benefiting from lessening inflationary pressures and European Central Bank interest rate cuts. Additionally, fiscal stimulus measures under consideration by the EU, particularly those announced by Germany, in late March, offer potential for improved future growth. Consequently, contingent capital securities (primarily issued by European banks) were the top-performing preferred category during the period. The Fund’s overweight allocation to non-U.S. banks contributed to relative returns.
The finance sector generated solid returns, supported by the same factors that drove U.S. banks, including surprising strong consumer sentiment. However, the portfolio’s security selection in the finance sector detracted from relative performance, partly due to out-of-index positions in a pair of fixed-rate securities from Oaktree Capital Group that lagged after exceptional performance in fiscal 2024.

COHEN & STEERS TAX-ADVANTAGED PREFERRED SECURITIES AND INCOME FUND

The insurance industry maintained healthy cash flows and asset quality, yet issues in the sector modestly underperformed the broader preferreds market. The Fund’s underweight allocation in the insurance sector aided relative performance in the period.
The utilities sector experienced meaningful new issuance following Moody’s 2024 methodology change. Companies replaced perpetual preferred stocks with hybrid preferreds featuring 30-year maturities. The securities gained favorable reception, as issuers have incentives to redeem the preferreds when coupons reset in 10 years. Despite the popularity of the new issues, the utilities sector delivered negative total returns, partly due to potential liabilities for California utilities following devastating wildfires and uncertainty regarding the future size and replenishment of the state’s Wildfire Recovery Fund. The Fund’s overweight allocation to the utilities sector detracted from relative performance. However, the adverse effect of the overweight was partially offset by favorable security selection in the sector.
The pipeline sector outperformed, led by defensively structured over-the-counter issues from investment-grade-rated issuers. The Fund’s security selection in the sector detracted from relative returns due to an out-of-index position in a security from Venture Global; the company’s disappointing initial public stock offering weighed on the high-coupon preferred. However, a favorable overweight allocation to the sector largely counterbalanced this negative selection effect.
Impact of Leverage on Fund Performance
The Fund employs leverage as part of an effort to enhance yield. Leverage can increase total return in rising markets, just as it can have the opposite effect in declining markets. The leverage detracted significantly from the Fund’s performance for the six months ended April 30, 2025.
Impact of Derivatives on Fund Performance
The Fund used forward foreign currency exchange contracts to help manage currency risk on certain foreign-denominated positions. While these contracts slightly detracted from total return during the period, overall currency movements had no material impact on performance.
In connection with its use of leverage, the Fund pays interest on its borrowings based on a floating rate under the terms of its credit agreement. To reduce the impact that an increase in interest rates could have on the performance of the Fund with respect to these borrowings, the Fund used interest rate swaps to exchange a portion of the floating rate for a fixed rate. The Fund’s use of interest rate swaps detracted from overall performance, as the short end of the U.S. Treasury curve declined in response to market expectations for additional Federal Reserve rate cuts over the next two years.

COHEN & STEERS TAX-ADVANTAGED PREFERRED SECURITIES AND INCOME FUND

Sincerely,

ELAINE ZAHARIS-NIKAS
Portfolio Manager

JERRY DOROST	ROBERT KASTOFF
Portfolio Manager	Portfolio Manager
The views and opinions in the preceding commentary are subject to change without notice and are as of the date of the report. There is no guarantee that any market forecast set forth in the commentary will be realized. This material represents an assessment of the market environment at a specific point in time, should not be relied upon as investment advice and is not intended to predict or depict performance of any investment.

Visit Cohen & Steers online at cohenandsteers.com
For more information about the Cohen & Steers family of mutual funds, visit cohenandsteers.com. Here you will find fund net asset values, fund fact sheets and portfolio highlights, as well as educational resources and timely market updates.
Our website also provides comprehensive information about Cohen & Steers, including our most recent press releases, profiles of our senior investment professionals and their investment approach to each asset class. The Cohen & Steers family of mutual funds specializes in liquid real assets, including real estate securities, listed infrastructure and natural resource equities, as well as preferred securities and other income solutions.

COHEN & STEERS TAX-ADVANTAGED PREFERRED SECURITIES AND INCOME FUND

Performance Review (Unaudited)
Average Annual Total Returns—For Periods Ended April 30, 2025

	1 Year	5 Years	10 Years	Since Inception(a)
Fund at NAV	6.77%	—	—	2.79%
Fund at Market Price	9.36%	—	—	1.33%
The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return will vary and the principal value of an investment will fluctuate and shares, if sold, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance results reflect the effect of leverage from utilization of borrowings under a credit agreement. Current total returns of the Fund can be obtained by visiting our website at cohenandsteers.com. The Fund’s returns assume the reinvestment of all dividends and distributions at prices obtained under the Fund’s dividend reinvestment plan. The performance table does not reflect the deduction of brokerage commissions or taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

(a)	Commencement of investment operations was October 28, 2020.

COHEN & STEERS TAX-ADVANTAGED PREFERRED SECURITIES AND INCOME FUND

Our Leverage Strategy
(Unaudited)
Our current leverage strategy utilizes borrowings up to the maximum permitted by the Investment Company Act of 1940 to provide additional capital for the Fund, with an objective of increasing net income available for shareholders. As of April 30, 2025, leverage represented 35% of the Fund’s managed assets.
Through a combination of variable rate financing and interest rate swaps, the Fund has locked in interest rates on a significant portion of this additional capital through 2028 (where we effectively reduce our variable rate obligation and lock in our fixed rate obligation over various terms). Locking in a significant portion of our leveraging costs is designed to protect the dividend-paying ability of the Fund. The use of leverage increases the volatility of the Fund’s NAV in both up and down markets. However, we believe that locking in portions of the Fund’s leveraging costs for the various terms partially protects the Fund’s expenses from an increase in short-term interest rates.
Leverage Facts(a)(b)

Leverage (as a % of managed assets)	35%
% Variable Rate Financing	29%
Variable Rate	5.1%
% Fixed Rate Financing(c)	71%
Weighted Average Rate on Fixed Financing	1.1%
Weighted Average Term on Fixed Financing(d)	2.5 years
Weighted Average Cost of All Financing	2.3%
The Fund seeks to enhance its dividend yield through leverage. The use of leverage is a speculative technique and there are special risks and costs associated with leverage. The NAV of the Fund’s shares may be reduced by the issuance and ongoing costs of leverage. So long as the Fund is able to invest in securities that produce an investment yield that is greater than the total cost of leverage, the leverage strategy will produce higher current net investment income for shareholders. On the other hand, to the extent that the total cost of leverage exceeds the incremental income gained from employing such leverage, shareholders would realize lower net investment income. In addition to the impact on net income, the use of leverage will have an effect of magnifying capital appreciation or depreciation for shareholders. Specifically, in an up market, leverage will typically generate greater capital appreciation than if the Fund were not employing leverage. Conversely, in down markets, the use of leverage will generally result in greater capital depreciation than if the Fund had been unlevered. To the extent that the Fund is required or elects to reduce its leverage, the Fund may need to liquidate investments, including under adverse economic conditions which may result in capital losses potentially reducing returns to shareholders. There can be no assurance that a leveraging strategy will be successful during any period in which it is employed.

(a)	Data as of April 30, 2025. Information is subject to change.
(b)	See Note 7 in Notes to Financial Statements.
(c)	Represents fixed payer interest rate swap contracts on variable rate borrowing.
(d)	The Fund entered into a forward-starting interest rate swap contract with interest receipts and payments commencing on September 15, 2025 (effective date).

COHEN & STEERS TAX-ADVANTAGED PREFERRED SECURITIES AND INCOME FUND

April 30, 2025
Top Ten Holdings(a)
(Unaudited)

Security	Value	% of Managed Assets

Wells Fargo & Co., 7.625%	$37,202,660	2.2
Citigroup, Inc., 7.625%, Series AA	29,284,467	1.7
Charles Schwab Corp., 4.00%, Series I	28,629,546	1.7
PNC Financial Services Group, Inc., 6.25%, Series W	23,044,967	1.3
Goldman Sachs Group, Inc., 7.50%, Series W	21,847,431	1.3
Goldman Sachs Group, Inc., 7.50%, Series X	21,532,948	1.3
Citigroup, Inc., 6.95%, Series FF	20,640,284	1.2
BNP Paribas SA, 7.75% (France)	20,195,624	1.2
JPMorgan Chase & Co., 6.875%, Series NN	18,335,791	1.1
Morgan Stanley, 6.625%, Series Q	18,310,618	1.1

(a)
Top ten holdings (excluding short-term investments and derivative instruments) are determined on the basis of the value of individual securities held. The Fund may also hold positions in other securities issued by the companies listed above. See the Schedule of Investments for additional details on such other positions.

Sector Breakdown(b) (Based on Managed Assets) (Unaudited)

(b)	Excludes derivative instruments.

COHEN & STEERS TAX-ADVANTAGED PREFERRED SECURITIES AND INCOME FUND

SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

		Shares	Value
EXCHANGE-TRADED FUNDS—CORPORATE BONDS	0.5%
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)		48,829	$5,272,555

TOTAL EXCHANGE-TRADED FUNDS (Identified cost—$5,110,036)			5,272,555

PREFERRED SECURITIES—EXCHANGE-TRADED	29.8%
BANKING	10.0%
Bank of America Corp., 4.25%, Series QQ(a)(b)		45,242	778,162
Bank of America Corp., 4.375%, Series NN(a)(b)		125,000	2,196,250
Bank of America Corp., 5.00%, Series LL(a)(b)		487,866	9,908,558
Bank of America Corp., 5.375%, Series KK(a)(b)		35,839	785,949
Federal Agricultural Mortgage Corp., 4.875%, Series G(b)		407,795	7,780,729
First Horizon Corp., 6.50%, Series E(a)(b)		216,107	5,011,521
M&T Bank Corp., 7.50%, Series J(a)(b)		397,600	10,611,944
Morgan Stanley, 5.85%, Series K(a)(b)		262,900	5,967,830
Morgan Stanley, 6.375%, Series I(a)(b)		62,560	1,518,957
Morgan Stanley, 6.50%, Series P(a)(b)		210,180	5,273,416
Morgan Stanley, 6.625%, Series Q(a)(b)		728,346	18,310,618
Morgan Stanley, 6.875%, Series F(a)(b)		580,397	14,567,965
Morgan Stanley, 7.125%, Series E(a)(b)		350,000	8,820,000
Regions Financial Corp., 5.70% to 5/15/29, Series C(a)(b)(c)		88,820	2,044,636
Wells Fargo & Co., 4.375%, Series CC(a)(b)		167,799	2,936,483
Wells Fargo & Co., 4.70%, Series AA(a)(b)		169,413	3,161,247
Wells Fargo & Co., 4.75%, Series Z(a)(b)		403,986	7,659,575
Wells Fargo & Co., 7.50%, Series L (Convertible)(b)		3,155	3,666,110

			110,999,950

CONSUMER STAPLE PRODUCTS	0.9%
CHS, Inc., 7.50%, Series 4(b)		393,503	10,079,579

FINANCIAL SERVICES	2.7%
Affiliated Managers Group, Inc., 6.75%, due 3/30/64(a)		151,751	3,594,981
Apollo Global Management, Inc., 7.625% to 9/15/28, due 9/15/53(a)(c)		147,108	3,905,717
Brookfield Oaktree Holdings LLC, 6.55%, Series B(a)(b)		633,858	12,899,010
Brookfield Oaktree Holdings LLC, 6.625%, Series A(a)(b)		214,812	4,420,831
TPG Operating Group II LP, 6.95%, due 3/15/64(a)		232,042	5,555,086

			30,375,625

See accompanying notes to financial statements.

COHEN & STEERS TAX-ADVANTAGED PREFERRED SECURITIES AND INCOME FUND

SCHEDULE OF INVESTMENTS—(Continued)
April 30, 2025 (Unaudited)

		Shares	Value
INDUSTRIAL SERVICES	1.2%
WESCO International, Inc., 10.625% to 6/22/25, Series A(b)(c)		502,669	$12,782,873

INSURANCE	7.4%
Allstate Corp., 5.10%, Series H(a)(b)		304,000	6,301,920
Allstate Corp., 7.375%, Series J(a)(b)		127,236	3,374,299
Arch Capital Group Ltd., 4.55%, Series G(a)(b)		172,499	2,930,758
Arch Capital Group Ltd., 5.45%, Series F(a)(b)		351,086	7,214,817
Assurant, Inc., 5.25%, due 1/15/61(a)		75,306	1,468,467
Athene Holding Ltd., 4.875%, Series D(a)(b)		243,569	4,065,167
Athene Holding Ltd., 6.35% to 6/30/29, Series A(a)(b)(c)		497,843	11,669,440
Athene Holding Ltd., 6.375% to 6/30/25, Series C(a)(b)(c)		180,649	4,525,257
Athene Holding Ltd., 7.25% to 3/30/29, due 3/30/64(a)(c)		242,600	6,004,350
Athene Holding Ltd., 7.75% to 12/30/27, Series E(a)(b)(c)		337,144	8,465,686
Equitable Holdings, Inc., 4.30%, Series C(a)(b)		98,173	1,613,964
Equitable Holdings, Inc., 5.25%, Series A(a)(b)		286,202	5,724,040
F&G Annuities & Life, Inc., Senior Debt, 7.95%, due 12/15/53(a)		247,092	6,318,142
Lincoln National Corp., 9.00%, Series D(a)(b)		299,871	8,132,502
MetLife, Inc., 4.75%, Series F(a)(b)		32,000	626,560
MetLife, Inc., 5.625%, Series E(a)(b)		74,832	1,751,817
RenaissanceRe Holdings Ltd., 4.20%, Series G (Bermuda)(b)		103,152	1,612,266

			81,799,452

REAL ESTATE	0.9%
Chatham Lodging Trust, 6.625%, Series A(b)		85,000	1,677,050
DigitalBridge Group, Inc., 7.125%, Series H(b)		206,801	4,442,086
DigitalBridge Group, Inc., 7.125%, Series J(b)		170,626	3,624,096

			9,743,232

TELECOMMUNICATIONS	2.9%
AT&T, Inc., 4.75%, Series C(a)(b)		646,405	12,320,479
AT&T, Inc., 5.00%, Series A(a)(b)		493,265	9,899,829
Telephone & Data Systems, Inc., 6.00%, Series VV(a)(b)		97,841	1,816,907
U.S. Cellular Corp., Senior Debt, 5.50%, due 3/1/70(a)		96,904	2,128,012
U.S. Cellular Corp., Senior Debt, 5.50%, due 6/1/70(a)		91,356	2,026,276
U.S. Cellular Corp., Senior Debt, 6.25%, due 9/1/69(a)		163,097	3,849,089

			32,040,592

See accompanying notes to financial statements.

COHEN & STEERS TAX-ADVANTAGED PREFERRED SECURITIES AND INCOME FUND

SCHEDULE OF INVESTMENTS—(Continued)
April 30, 2025 (Unaudited)

		Shares		Value
UTILITIES	3.8%
Algonquin Power & Utilities Corp., 8.864% (3 Month USD Term SOFR + 4.01%), due 7/1/79, Series 19‑A (Canada)(a)(d)			237,068	$5,962,260
BIP Bermuda Holdings I Ltd., 5.125% (Canada)(a)(b)			47,070	763,475
Brookfield BRP Holdings Canada, Inc., 4.625% (Canada)(a)(b)			208,034	2,997,770
Brookfield BRP Holdings Canada, Inc., 4.875% (Canada)(a)(b)			168,056	2,532,604
Brookfield Infrastructure Finance ULC, 5.00%, due 5/24/81 (Canada)(a)			192,889	3,111,300
CMS Energy Corp., 5.875%, due 10/15/78(a)			120,000	2,641,200
SCE Trust V, 5.45% to 3/15/26, Series K(a)(b)(c)			219,093	4,988,748
SCE Trust VI, 5.00%(a)(b)			298,808	4,891,487
SCE Trust VII, 7.50%, Series M(a)(b)			380,663	8,774,282
SCE Trust VIII, 6.95%, Series N(a)(b)			230,478	5,054,382

				41,717,508

TOTAL PREFERRED SECURITIES—EXCHANGE-TRADED (Identified cost—$363,142,167)				329,538,811

		Principal Amount*
PREFERRED SECURITIES—OVER‑THE‑COUNTER	119.7%
BANKING	72.2%
ABN AMRO Bank NV, 6.875% to 9/22/31 (Netherlands)(b)(c)(e)(f)		EUR	4,000,000	4,731,081
AIB Group PLC, 7.125% to 10/30/29 (Ireland)(b)(c)(e)(f)		EUR	6,400,000	7,529,051
Banco Bilbao Vizcaya Argentaria SA, 9.375% to 3/19/29 (Spain)(b)(c)(e)			4,900,000	5,289,565
Banco Santander SA, 7.00% to 11/20/29 (Spain)(b)(c)(e)(f)		EUR	1,000,000	1,190,153
Banco Santander SA, 8.00% to 2/1/34 (Spain)(b)(c)(e)			11,400,000	11,662,590
Banco Santander SA, 9.625% to 11/21/28 (Spain)(b)(c)(e)			5,600,000	6,114,377
Banco Santander SA, 9.625% to 5/21/33 (Spain)(b)(c)(e)			9,000,000	10,189,719
Bank of America Corp., 5.875% to 3/15/28, Series FF(a)(b)(c)			5,162,000	5,114,743

See accompanying notes to financial statements.

COHEN & STEERS TAX-ADVANTAGED PREFERRED SECURITIES AND INCOME FUND

SCHEDULE OF INVESTMENTS—(Continued)
April 30, 2025 (Unaudited)

	Principal Amount*		Value
Bank of America Corp., 6.125% to 4/27/27, Series TT(a)(b)(c)		718,000	$718,011
Bank of America Corp., 6.625% to 5/1/30, Series OO(b)(c)		5,330,000	5,345,780
Bank of Montreal, 7.30% to 11/26/34, due 11/26/84 (Canada)(a)(c)		5,048,000	4,973,421
Bank of Nova Scotia, 7.35% to 4/27/30, due 4/27/85 (Canada)(a)(c)		6,000,000	5,951,809
Bank of Nova Scotia, 8.00% to 1/27/29, due 1/27/84 (Canada)(a)(c)		4,600,000	4,718,257
Bank of Nova Scotia, 8.625% to 10/27/27, due 10/27/82 (Canada)(a)(c)		10,250,000	10,622,478
Barclays Bank PLC, 6.278% to 12/15/34, Series 1 (United Kingdom)(b)(c)		4,220,000	4,341,325
Barclays PLC, 7.625% to 3/15/35 (United Kingdom)(b)(c)(e)		8,400,000	8,056,841
Barclays PLC, 8.00% to 3/15/29 (United Kingdom)(b)(c)(e)		2,100,000	2,150,650
Barclays PLC, 8.875% to 9/15/27 (United Kingdom)(b)(c)(e)(f)	GBP	4,500,000	6,256,538
Barclays PLC, 9.25% to 9/15/28 (United Kingdom)(b)(c)(e)	GBP	2,700,000	3,793,409
Barclays PLC, 9.625% to 12/15/29 (United Kingdom)(a)(b)(c)(e)		13,800,000	15,099,408
BNP Paribas SA, 4.625% to 2/25/31 (France)(b)(c)(e)(g)		5,000,000	4,230,783
BNP Paribas SA, 7.375% to 9/10/34 (France)(b)(c)(e)(g)		6,600,000	6,539,600
BNP Paribas SA, 7.75% to 8/16/29 (France)(a)(b)(c)(e)(g)		19,600,000	20,195,624
BNP Paribas SA, 8.00% to 8/22/31 (France)(b)(c)(e)(g)		5,800,000	6,003,052
BNP Paribas SA, 8.50% to 8/14/28 (France)(a)(b)(c)(e)(g)		15,700,000	16,403,093
BNP Paribas SA, 9.25% to 11/17/27 (France)(b)(c)(e)(g)		6,600,000	6,960,631
BPER Banca SpA, 6.50% to 3/20/30 (Italy)(b)(c)(e)(f)	EUR	1,400,000	1,601,851
CaixaBank SA, 6.25% to 7/24/32 (Spain)(b)(c)(e)(f)	EUR	8,400,000	9,495,723
CaixaBank SA, 7.50% to 1/16/30 (Spain)(b)(c)(e)(f)	EUR	1,800,000	2,202,058
CaixaBank SA, 8.25% to 3/13/29 (Spain)(b)(c)(e)(f)	EUR	1,400,000	1,745,119
Charles Schwab Corp., 4.00% to 6/1/26, Series I(a)(b)(c)		29,526,000	28,629,546
Charles Schwab Corp., 4.00% to 12/1/30, Series H(a)(b)(c)		11,846,000	10,351,516

See accompanying notes to financial statements.

COHEN & STEERS TAX-ADVANTAGED PREFERRED SECURITIES AND INCOME FUND

SCHEDULE OF INVESTMENTS—(Continued)
April 30, 2025 (Unaudited)

	Principal Amount*		Value
Citigroup Capital III, 7.625%, due 12/1/36(a)		1,500,000	$1,635,990
Citigroup, Inc., 3.875% to 2/18/26, Series X(b)(c)		2,948,000	2,874,469
Citigroup, Inc., 6.25% to 8/15/26, Series T(b)(c)		10,030,000	10,085,200
Citigroup, Inc., 6.95% to 2/15/30, Series FF(a)(b)(c)		21,016,000	20,640,284
Citigroup, Inc., 7.00% to 8/15/34, Series DD(b)(c)		11,844,000	11,780,558
Citigroup, Inc., 7.625% to 11/15/28, Series AA(a)(b)(c)		28,450,000	29,284,467
CoBank ACB, 6.45% to 10/1/27, Series K(b)(c)		6,590,000	6,571,911
CoBank ACB, 7.125% to 1/1/30, Series M(b)(c)		5,500,000	5,620,797
Commerzbank AG, 7.50% to 10/9/30 (Germany)(b)(c)(e)(f)		6,400,000	6,346,310
Commerzbank AG, 7.875% to 10/9/31 (Germany)(b)(c)(e)(f)	EUR	1,800,000	2,200,635
Coventry Building Society, 8.75% to 6/11/29 (United Kingdom)(b)(c)(e)(f)	GBP	4,000,000	5,461,421
Credit Agricole SA, 7.25% to 9/23/28 (France)(a)(b)(c)(e)(f)	EUR	1,900,000	2,291,521
Credit Suisse Group AG, 6.375%, Claim (Switzerland)(b)(e)(g)(h)(i)		2,200,000	165,000
Credit Suisse Group AG, 7.50%, Claim (Switzerland)(b)(e)(g)(h)(i)		7,600,000	570,000
Deutsche Bank AG, 7.375% to 10/30/31 (Germany)(b)(c)(e)(f)	EUR	7,800,000	8,761,656
Deutsche Bank AG, 8.125% to 10/30/29 (Germany)(b)(c)(e)(f)	EUR	5,800,000	6,804,189
Farm Credit Bank of Texas, 7.75% to 6/15/29(b)(c)		3,698,000	3,841,046
Goldman Sachs Group, Inc., 7.379% to 8/10/25, Series Q(b)(c)		2,000,000	2,008,062
Goldman Sachs Group, Inc., 7.50% to 2/10/29, Series W(a)(b)(c)		21,049,000	21,847,431
Goldman Sachs Group, Inc., 7.50% to 5/10/29, Series X(a)(b)(c)		21,064,000	21,532,948
HSBC Holdings PLC, 6.875% to 9/11/29 (United Kingdom)(a)(b)(c)(e)		3,800,000	3,778,024
HSBC Holdings PLC, 8.00% to 3/7/28 (United Kingdom)(a)(b)(c)(e)		4,000,000	4,164,424
Huntington Bancshares, Inc., 5.625% to 7/15/30, Series F(b)(c)		5,141,000	5,069,904

See accompanying notes to financial statements.

COHEN & STEERS TAX-ADVANTAGED PREFERRED SECURITIES AND INCOME FUND

SCHEDULE OF INVESTMENTS—(Continued)
April 30, 2025 (Unaudited)

	Principal Amount*		Value
ING Groep NV, 4.875% to 5/16/29 (Netherlands)(b)(c)(e)(f)		1,800,000	$1,625,661
ING Groep NV, 7.25% to 11/16/34 (Netherlands)(b)(c)(e)(f)		7,400,000	7,360,410
ING Groep NV, 7.50% to 5/16/28 (Netherlands)(b)(c)(e)(f)		5,000,000	5,075,000
ING Groep NV, 8.00% to 5/16/30 (Netherlands)(b)(c)(e)(f)		10,300,000	10,699,125
Intesa Sanpaolo SpA, 7.00% to 5/20/32 (Italy)(b)(c)(e)(f)	EUR	3,400,000	4,003,280
Intesa Sanpaolo SpA, 7.70% to 9/17/25 (Italy)(b)(c)(e)(g)		1,800,000	1,810,102
JPMorgan Chase & Co., 6.50% to 4/1/30, Series OO(a)(b)(c)		4,240,000	4,247,436
JPMorgan Chase & Co., 6.875% to 6/1/29, Series NN(a)(b)(c)		17,757,000	18,335,791
Julius Baer Group Ltd., 7.50% to 8/19/30 (Switzerland)(b)(c)(e)(f)		4,400,000	4,266,543
KBC Group NV, 6.25% to 9/17/31 (Belgium)(b)(c)(e)(f)	EUR	1,400,000	1,596,546
Landesbank Baden-Wuerttemberg, 6.75% to 10/15/30 (Germany)(a)(b)(c)(e)(f)	EUR	2,200,000	2,420,466
Lloyds Banking Group PLC, 6.75% to 9/27/31 (United Kingdom)(b)(c)(e)		7,700,000	7,233,220
Lloyds Banking Group PLC, 7.50% to 6/27/30 (United Kingdom)(a)(b)(c)(e)	GBP	5,200,000	6,717,950
Lloyds Banking Group PLC, 8.00% to 9/27/29 (United Kingdom)(b)(c)(e)		7,600,000	7,810,216
Lloyds Banking Group PLC, 8.50% to 9/27/27 (United Kingdom)(b)(c)(e)	GBP	2,000,000	2,742,072
Nationwide Building Society, 7.50% to 12/20/30 (United Kingdom)(b)(c)(e)(f)	GBP	2,800,000	3,664,267
Nationwide Building Society, 10.25%, Series CCDS (United Kingdom)(b)(f)	GBP	6,060,000	10,620,159
NatWest Group PLC, 7.50% to 2/28/32 (United Kingdom)(a)(b)(c)(e)	GBP	4,000,000	5,127,513
NatWest Group PLC, 8.00% to 8/10/25 (United Kingdom)(b)(c)(e)		4,400,000	4,415,514
NatWest Group PLC, 8.125% to 11/10/33 (United Kingdom)(b)(c)(e)		5,000,000	5,176,195

See accompanying notes to financial statements.

COHEN & STEERS TAX-ADVANTAGED PREFERRED SECURITIES AND INCOME FUND

SCHEDULE OF INVESTMENTS—(Continued)
April 30, 2025 (Unaudited)

	Principal Amount*		Value
PNC Financial Services Group, Inc., 6.00% to 5/15/27, Series U(a)(b)(c)		5,481,000	$5,434,730
PNC Financial Services Group, Inc., 6.20% to 9/15/27, Series V(a)(b)(c)		13,976,000	14,001,731
PNC Financial Services Group, Inc., 6.25% to 3/15/30, Series W(a)(b)(c)		23,364,000	23,044,967
Skandinaviska Enskilda Banken AB, 6.875% to 6/30/27 (Sweden)(a)(b)(c)(e)(f)		1,600,000	1,623,000
Societe Generale SA, 6.75% to 4/6/28 (France)(b)(c)(e)(g)		8,400,000	8,055,209
Societe Generale SA, 8.125% to 11/21/29 (France)(b)(c)(e)(g)		4,200,000	4,156,416
Societe Generale SA, 8.50% to 3/25/34 (France)(b)(c)(e)(g)		2,200,000	2,225,450
Societe Generale SA, 9.375% to 11/22/27 (France)(b)(c)(e)(g)		8,200,000	8,597,993
Societe Generale SA, 10.00% to 11/14/28 (France)(b)(c)(e)(g)		9,400,000	10,131,442
State Street Corp., 6.70% to 3/15/29, Series I(b)(c)		13,549,000	13,630,700
State Street Corp., 6.70% to 9/15/29, Series J(b)(c)		17,410,000	17,525,620
Stichting AK Rabobank Certificaten, 6.50% (Netherlands)(b)(f)	EUR	8,859,050	11,291,832
Svenska Handelsbanken AB, 4.75% to 3/1/31 (Sweden)(a)(b)(c)(e)(f)		2,600,000	2,307,588
Swedbank AB, 7.625% to 3/17/28 (Sweden)(a)(b)(c)(e)(f)		1,800,000	1,848,132
Swedbank AB, 7.75% to 3/17/30 (Sweden)(a)(b)(c)(e)(f)		8,200,000	8,425,500
Toronto-Dominion Bank, 7.25% to 7/31/29, due 7/31/84 (Canada)(a)(c)		4,200,000	4,182,812
Toronto-Dominion Bank, 8.125% to 10/31/27, due 10/31/82 (Canada)(a)(c)		7,305,000	7,568,601
Truist Financial Corp., 5.10% to 3/1/30, Series Q(a)(b)(c)		5,668,000	5,441,000
Truist Financial Corp., 5.125% to 12/15/27, Series M(a)(b)(c)		2,239,000	2,144,787
Truist Financial Corp., 6.669% to 9/1/25, Series N(a)(b)(c)		13,158,000	12,956,844
UBS Group AG, 4.375% to 2/10/31 (Switzerland)(b)(c)(e)(g)		2,100,000	1,803,563

See accompanying notes to financial statements.

COHEN & STEERS TAX-ADVANTAGED PREFERRED SECURITIES AND INCOME FUND

SCHEDULE OF INVESTMENTS—(Continued)
April 30, 2025 (Unaudited)

		Principal Amount*		Value
UBS Group AG, 6.85% to 9/10/29 (Switzerland)(b)(c)(e)(g)			3,400,000	$3,345,296
UBS Group AG, 7.75% to 4/12/31 (Switzerland)(b)(c)(e)(g)			5,400,000	5,537,927
UBS Group AG, 9.25% to 11/13/28 (Switzerland)(b)(c)(e)(g)			12,200,000	13,212,502
UBS Group AG, 9.25% to 11/13/33 (Switzerland)(a)(b)(c)(e)(g)			15,400,000	17,252,466
Virgin Money U.K. PLC, 11.00% to 12/8/28 (United Kingdom)(a)(b)(c)(e)(f)		GBP	2,820,000	4,197,343
Wells Fargo & Co., 6.85% to 9/15/29(a)(b)(c)			12,960,000	13,133,768
Wells Fargo & Co., 7.625% to 9/15/28(a)(b)(c)			35,256,000	37,202,660

				796,771,394

CONSUMER DISCRETIONARY PRODUCTS	0.4%
Volkswagen International Finance NV, 7.50% to 9/6/28, Series PNC5 (Germany)(a)(b)(c)(f)		EUR	700,000	849,506
Volkswagen International Finance NV, 7.875% to 9/6/32 (Germany)(a)(b)(c)(f)		EUR	2,500,000	3,162,808

				4,012,314

ENERGY	1.1%
BP Capital Markets PLC, 6.125% to 3/18/35(a)(b)(c)			4,419,000	4,276,548
BP Capital Markets PLC, 6.45% to 12/1/33(a)(b)(c)			8,230,000	8,215,261

				12,491,809

FINANCIAL SERVICES	2.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.95% to 12/10/29, due 3/10/55 (Ireland)(a)(c)			3,410,000	3,426,511
Ally Financial, Inc., 4.70% to 5/15/26, Series B(b)(c)			4,467,000	4,117,771
Ally Financial, Inc., 4.70% to 5/15/28, Series C(b)(c)			9,752,000	8,275,940
Apollo Global Management, Inc., 6.00% to 9/15/34, due 12/15/54(a)(c)			852,000	800,136
ARES Finance Co. III LLC, 4.125% to 6/30/26, due 6/30/51(a)(c)(g)			2,881,000	2,774,423
Discover Financial Services, 6.125% to 6/23/25, Series D(b)(c)			4,145,000	4,147,854

See accompanying notes to financial statements.

COHEN & STEERS TAX-ADVANTAGED PREFERRED SECURITIES AND INCOME FUND

SCHEDULE OF INVESTMENTS—(Continued)
April 30, 2025 (Unaudited)

		Principal Amount*		Value
ILFC E‑Capital Trust I, 6.117% (3 Month USD Term SOFR + 1.812%), due 12/21/65(d)(g)			1,219,000	$986,218
ILFC E‑Capital Trust II, 6.367% (3 Month USD Term SOFR + 2.062%), due 12/21/65(d)(g)			5,352,000	4,452,634

				28,981,487

HEALTH CARE	1.3%
CVS Health Corp., 7.00% to 12/10/29, due 3/10/55(a)(c)			14,473,000	14,676,323

INSURANCE	11.4%
Argentum Netherlands BV for Swiss Re Ltd., 5.625% to 8/15/27, due 8/15/52 (Switzerland)(a)(c)(f)			5,900,000	5,885,250
ASR Nederland NV, 6.50% to 4/2/35 (Netherlands)(b)(c)(e)(f)		EUR	5,400,000	6,049,589
Athene Holding Ltd., 6.625% to 7/15/34, due 10/15/54(a)(c)			1,836,000	1,768,683
Athora Netherlands NV, 6.75% to 5/18/31 (Netherlands)(b)(c)(e)(f)		EUR	2,800,000	3,227,202
Dai‑ichi Life Insurance Co. Ltd., 6.20% to 1/16/35 (Japan)(a)(b)(c)(g)			6,000,000	5,966,237
Enstar Finance LLC, 5.50% to 1/15/27, due 1/15/42(a)(c)			2,627,000	2,522,128
Equitable Holdings, Inc., 6.70% to 12/28/34, due 3/28/55(a)(c)			3,020,000	2,989,044
Global Atlantic Fin Co., 4.70% to 7/15/26, due 10/15/51(c)(g)			7,910,000	7,520,211
Global Atlantic Fin Co., 7.95% to 7/15/29, due 10/15/54(c)(g)			7,506,000	7,641,251
Lancashire Holdings Ltd., 5.625% to 3/18/31, due 9/18/41 (United Kingdom)(c)(f)			3,500,000	3,230,398
Lincoln National Corp., 9.25% to 12/1/27, Series C(a)(b)(c)			14,850,000	15,746,792
Meiji Yasuda Life Insurance Co., 6.10% to 6/11/35, due 6/11/55 (Japan)(a)(c)(g)			11,400,000	11,271,284
MetLife Capital Trust IV, 7.875%, due 12/15/37(a)(g)			7,800,000	8,429,109
MetLife, Inc., 9.25%, due 4/8/38(a)(g)			5,500,000	6,384,070
Prudential Financial, Inc., 6.50% to 12/15/33, due 3/15/54(a)(c)			3,315,000	3,333,694

See accompanying notes to financial statements.

COHEN & STEERS TAX-ADVANTAGED PREFERRED SECURITIES AND INCOME FUND

SCHEDULE OF INVESTMENTS—(Continued)
April 30, 2025 (Unaudited)

		Principal Amount*	Value
Prudential Financial, Inc., 6.75% to 12/1/32, due 3/1/53(a)(c)		4,210,000	$4,324,411
Rothesay Life PLC, 4.875% to 4/13/27, Series NC6 (United Kingdom)(b)(c)(e)(f)		5,200,000	4,840,017
SBL Holdings, Inc., 6.50% to 11/13/26(b)(c)(g)		6,300,000	5,528,884
SBL Holdings, Inc., 7.00% to 5/13/30(b)(c)(g)		4,013,000	3,810,704
Sumitomo Life Insurance Co., 5.875% to 1/18/34 (Japan)(a)(b)(c)(g)		3,600,000	3,521,443
Voya Financial, Inc., 7.758% to 9/15/28, Series A(b)(c)		11,285,000	11,471,823

			125,462,224

PIPELINES	12.3%
Enbridge, Inc., 5.50% to 7/15/27, due 7/15/77, Series 2017‑A (Canada)(c)		560,000	536,699
Enbridge, Inc., 6.00% to 1/15/27, due 1/15/77, Series 16‑A (Canada)(c)		2,421,000	2,376,620
Enbridge, Inc., 6.25% to 3/1/28, due 3/1/78 (Canada)(c)		10,550,000	10,353,508
Enbridge, Inc., 7.20% to 3/27/34, due 6/27/54 (Canada)(a)(c)		6,120,000	6,098,198
Enbridge, Inc., 7.375% to 10/15/27, due 1/15/83 (Canada)(c)		3,512,000	3,530,859
Enbridge, Inc., 7.375% to 12/15/29, due 3/15/55 (Canada)(a)(c)		1,405,000	1,415,070
Enbridge, Inc., 7.625% to 10/15/32, due 1/15/83 (Canada)(c)		10,208,000	10,437,476
Enbridge, Inc., 8.25% to 10/15/28, due 1/15/84, Series NC5 (Canada)(a)(c)		13,707,000	14,254,965
Enbridge, Inc., 8.50% to 10/15/33, due 1/15/84 (Canada)(a)(c)		13,710,000	14,812,147
Energy Transfer LP, 6.50% to 11/15/26, Series H(b)(c)		4,425,000	4,405,501
Energy Transfer LP, 6.625% to 2/15/28, Series B(b)(c)		10,718,000	10,329,659
Energy Transfer LP, 7.125% to 5/15/30, Series G(b)(c)		11,066,000	10,932,748
Energy Transfer LP, 8.00% to 2/15/29, due 5/15/54(c)		2,680,000	2,784,654
Enterprise Products Operating LLC, 7.358% (3 Month USD Term SOFR + 3.039%), due 6/1/67(a)(d)		1,500,000	1,463,055
South Bow Canadian Infrastructure Holdings Ltd., 7.50% to 12/1/34, due 3/1/55 (Canada)(c)(g)		6,500,000	6,395,843
South Bow Canadian Infrastructure Holdings Ltd., 7.625% to 12/1/29, due 3/1/55 (Canada)(c)(g)		6,630,000	6,630,809

See accompanying notes to financial statements.

COHEN & STEERS TAX-ADVANTAGED PREFERRED SECURITIES AND INCOME FUND

SCHEDULE OF INVESTMENTS—(Continued)
April 30, 2025 (Unaudited)

		Principal Amount*		Value
Transcanada Trust, 5.50% to 9/15/29, due 9/15/79 (Canada)(c)			7,972,000	$7,592,799
Transcanada Trust, 5.60% to 12/7/31, due 3/7/82 (Canada)(c)			12,034,000	11,118,624
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76, Series 16‑A (Canada)(c)			1,219,000	1,204,290
Venture Global LNG, Inc., 9.00% to 9/30/29(a)(b)(c)(g)			10,870,000	9,353,145

				136,026,669

REAL ESTATE	0.6%
Scentre Group Trust 2, 5.125% to 6/24/30, due 9/24/80 (Australia)(c)(g)			3,100,000	3,032,635
Unibail-Rodamco-Westfield SE, 4.875% to 7/4/30 (France)(b)(c)(f)		EUR	3,400,000	3,796,472

				6,829,107

RETAIL & WHOLESALE—STAPLES	0.4%
Land O’ Lakes, Inc., 7.00%(a)(b)(g)			3,600,000	2,952,000
Land O’ Lakes, Inc., 7.25%(a)(b)(g)			1,710,000	1,427,850

				4,379,850

TELECOMMUNICATIONS	1.7%
Bell Canada, 6.875% to 6/15/30, due 9/15/55 (Canada)(c)			4,930,000	4,936,558
Bell Canada, 7.00% to 6/15/35, due 9/15/55 (Canada)(c)			6,070,000	6,038,686
Vodafone Group PLC, 7.00% to 1/4/29, due 4/4/79 (United Kingdom)(c)			2,875,000	2,959,047
Vodafone Group PLC, 8.00% to 5/30/31, due 8/30/86 (United Kingdom)(c)(f)		GBP	3,500,000	5,026,531

				18,960,822

UTILITIES	15.7%
AES Corp., 6.95% to 4/15/30, due 7/15/55(c)			4,273,000	3,995,637
AES Corp., 7.60% to 10/15/29, due 1/15/55(c)			5,505,000	5,453,048
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, due 1/18/82 (Canada)(a)(c)			14,372,000	13,502,626
AltaGas Ltd., 7.20% to 7/17/34, due 10/15/54 (Canada)(c)(g)			6,160,000	6,031,357
American Electric Power Co., Inc., 6.95% to 9/15/34, due 12/15/54(c)			7,092,000	7,151,786

See accompanying notes to financial statements.

COHEN & STEERS TAX-ADVANTAGED PREFERRED SECURITIES AND INCOME FUND

SCHEDULE OF INVESTMENTS—(Continued)
April 30, 2025 (Unaudited)

	Principal Amount*		Value
American Electric Power Co., Inc., 7.05% to 9/15/29, due 12/15/54(c)		8,305,000	$8,400,997
CenterPoint Energy, Inc., 6.85% to 11/15/34, due 2/15/55, Series B(c)		3,345,000	3,348,433
CenterPoint Energy, Inc., 7.00% to 11/15/29, due 2/15/55, Series A(c)		5,240,000	5,364,791
CMS Energy Corp., 6.50% to 3/1/35, due 6/1/55(c)		5,420,000	5,297,730
Dominion Energy, Inc., 4.35% to 1/15/27, Series C(a)(b)(c)		13,454,000	13,079,328
Dominion Energy, Inc., 6.625% to 2/15/35, due 5/15/55(a)(c)		3,760,000	3,706,191
Dominion Energy, Inc., 6.875% to 11/3/29, due 2/1/55, Series A(a)(c)		7,770,000	7,995,837
Edison International, 7.875% to 3/15/29, due 6/15/54(c)		5,966,000	5,600,908
Emera, Inc., 6.75% to 6/15/26, due 6/15/76, Series 16‑A (Canada)(c)		4,274,000	4,290,470
Enel SpA, 6.625% to 4/16/31 (Italy)(b)(c)(f)	EUR	1,000,000	1,253,101
Entergy Corp., 7.125% to 9/1/29, due 12/1/54(a)(c)		8,460,000	8,527,130
EUSHI Finance, Inc., 7.625% to 9/15/29, due 12/15/54(c)		4,965,000	4,999,542
Evergy, Inc., 6.65% to 3/1/30, due 6/1/55(a)(c)		5,300,000	5,165,632
Exelon Corp., 6.50% to 12/15/34, due 3/15/55(a)(c)		2,625,000	2,611,769
NextEra Energy Capital Holdings, Inc., 6.375% to 5/15/30, due 8/15/55(a)(c)		5,091,000	5,114,459
NextEra Energy Capital Holdings, Inc., 6.50% to 5/15/35, due 8/15/55(a)(c)		8,220,000	8,286,171
NextEra Energy Capital Holdings, Inc., 6.70% to 6/1/29, due 9/1/54(a)(c)		2,889,000	2,919,649
NextEra Energy Capital Holdings, Inc., 6.75% to 3/15/34, due 6/15/54(a)(c)		11,730,000	11,878,817
NiSource, Inc., 6.375% to 12/31/34, due 3/31/55(c)		3,730,000	3,648,320
NiSource, Inc., 6.95% to 8/30/29, due 11/30/54(c)		2,544,000	2,584,083
Sempra, 4.125% to 1/1/27, due 4/1/52(a)(c)		8,553,000	7,858,632
Sempra, 6.40% to 7/1/34, due 10/1/54(a)(c)		6,341,000	5,799,427
Sempra, 6.875% to 7/1/29, due 10/1/54(a)(c)		9,090,000	8,800,058

			172,665,929

TOTAL PREFERRED SECURITIES—OVER‑THE‑COUNTER (Identified cost—$1,314,261,872)			1,321,257,928

See accompanying notes to financial statements.

COHEN & STEERS TAX-ADVANTAGED PREFERRED SECURITIES AND INCOME FUND

SCHEDULE OF INVESTMENTS—(Continued)
April 30, 2025 (Unaudited)

		Principal Amount*	Value
CORPORATE BONDS—INSURANCE	0.2%
SBL Holdings, Inc., 5.00%, due 2/18/31(a)(g)		1,930,000	$1,723,323

TOTAL CORPORATE BONDS (Identified cost—$1,754,038)			1,723,323

		Shares
SHORT-TERM INVESTMENTS	2.3%
MONEY MARKET FUNDS
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.27%(j)		5,451,096	5,451,096
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.29%(j)		19,830,000	19,830,000

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$25,281,096)			25,281,096

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$1,709,549,209)	152.5%		1,683,073,713
LIABILITIES IN EXCESS OF OTHER ASSETS	(52.5)		(579,102,031)

NET ASSETS	100.0%		$1,103,971,682

Centrally Cleared Interest Rate Swap Contracts

	Notional Amount*	Fixed Rate Payable	Fixed Payment Frequency	Floating Rate Receivable (resets daily)	Floating Payment Frequency	Maturity Date	Value	Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)
	125,000,000	0.360%	Monthly	4.524%(k)	Monthly	12/20/25	$3,112,904	$(7,285)	$3,120,189
	35,000,000	0.349%	Monthly	4.524%(k)	Monthly	12/20/25	874,153	(1,689)	875,842
	160,000,000	0.464%	Monthly	4.524%(k)	Monthly	12/20/26	8,084,274	(17,613)	8,101,887
	70,000,000	0.930%	Monthly	4.524%(k)	Monthly	9/15/27	4,118,396	(9,047)	4,127,443
GBP	28,000,000	0.900%	Monthly	4.459%(l)	Monthly	9/15/27	2,275,246	—	2,275,246
	80,000,000	3.655%	Monthly	USD‑SOFR‑OIS(m)	Monthly	9/15/28	(1,164,620)	—	(1,164,620)
	80,000,000	3.588%	Monthly	USD‑SOFR‑OIS(m)	Monthly	9/15/28	(1,010,593)	—	(1,010,593)

							$16,289,760	$(35,634)	$16,325,394

See accompanying notes to financial statements.

COHEN & STEERS TAX-ADVANTAGED PREFERRED SECURITIES AND INCOME FUND

SCHEDULE OF INVESTMENTS—(Continued)
April 30, 2025 (Unaudited)

Forward Foreign Currency Exchange Contracts

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	EUR	79,297,731	USD	90,336,768	5/28/25	$379,520
Brown Brothers Harriman	GBP	9,723,333	USD	12,946,131	5/28/25	(13,251)
Brown Brothers Harriman	USD	3,076,929	EUR	2,689,115	5/28/25	(26,332)

						$339,937

Glossary of Portfolio Abbreviations

ETF	Exchange-Traded Fund
EUR	Euro Currency
GBP	British Pound
OIS	Overnight Indexed Swap
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Indexed Average
USD	United States Dollar

See accompanying notes to financial statements.

COHEN & STEERS TAX-ADVANTAGED PREFERRED SECURITIES AND INCOME FUND

SCHEDULE OF INVESTMENTS—(Continued)
April 30, 2025 (Unaudited)

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Exchange-Traded Funds	$5,272,555	$—	$—	$5,272,555
Preferred Securities—
Exchange‑Traded	329,538,811	—	—	329,538,811
Preferred Securities—
Over‑the‑Counter	—	1,321,257,928	—	1,321,257,928
Corporate Bonds	—	1,723,323	—	1,723,323
Short-Term Investments	—	25,281,096	—	25,281,096

Total Investments in Securities(n)	$334,811,366	$1,348,262,347	$—	$1,683,073,713

Forward Foreign Currency Exchange Contracts	$—	$379,520	$—	$379,520
Interest Rate Swap Contracts	—	18,500,607	—	18,500,607

Total Derivative Assets(n)	$—	$18,880,127	$—	$18,880,127

Forward Foreign Currency Exchange Contracts	$—	$(39,583)	$—	$(39,583)
Interest Rate Swap Contracts	—	(2,175,213)	—	(2,175,213)

Total Derivative Liabilities(n)	$—	$(2,214,796)	$—	$(2,214,796)

See accompanying notes to financial statements.

COHEN & STEERS TAX-ADVANTAGED PREFERRED SECURITIES AND INCOME FUND

SCHEDULE OF INVESTMENTS—(Continued)
April 30, 2025 (Unaudited)

Note: Percentages indicated are based on the net assets of the Fund.
*	Amount denominated in U.S. dollars unless otherwise indicated.
(a)	All or a portion of the security is pledged as collateral in connection with the Fund’s revolving credit agreement. $887,251,979 in aggregate has been pledged as collateral.
(b)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(c)	Security converts to floating rate after the indicated fixed-rate coupon period.
(d)	Variable rate. Rate shown is in effect at April 30, 2025.
(e)
Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $386,564,811 which represents 35.0% of the net assets of the Fund (22.6% of the managed assets of the Fund).

(f)
Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $184,963,032 which represents 16.8% of the net assets of the Fund, of which 0.0% are illiquid.

(g)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $243,029,579 which represents 22.0% of the net assets of the Fund, of which 0.2% are illiquid.

(h)	Non-income producing security.
(i)	Security is in default.
(j)	Rate quoted represents the annualized seven-day yield.
(k)	Based on USD‑SOFR‑OIS. Represents rates in effect at April 30, 2025.
(l)	Based on 1-Month GBP SONIA. Represents rates in effect at April 30, 2025.
(m)	Represents a forward-starting interest rate swap contract with interest receipts and payments commencing on September 15, 2025 (effective date).
(n)	Portfolio holdings are disclosed individually on the Schedule of Investments.

See accompanying notes to financial statements.

COHEN & STEERS TAX-ADVANTAGED PREFERRED SECURITIES AND INCOME FUND

SCHEDULE OF INVESTMENTS—(Continued)
April 30, 2025 (Unaudited)

Country Summary	% of Managed Assets

United States	58.9
Canada	10.8
United Kingdom	7.4
France	5.8
Switzerland	3.1
Netherlands	2.9
Spain	2.8
Germany	1.8
Japan	1.2
Sweden	0.8
Ireland	0.6
Italy	0.5
Other (includes short-term investments)	3.4

100.0

See accompanying notes to financial statements.

COHEN & STEERS TAX-ADVANTAGED PREFERRED SECURITIES AND INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2025 (Unaudited)

ASSETS:
Investments in securities, at value (Identified cost—$1,709,549,209)	$1,683,073,713
Cash	16,701
Cash collateral pledged for interest rate swap contracts	7,532,624
Foreign currency, at value (Identified cost—$1,699,868)	1,699,297
Receivable for:
Dividends and interest	20,470,523
Investment securities sold	1,330,263
Unrealized appreciation on forward foreign currency exchange contracts	379,520
Other assets	10,418

Total Assets	1,714,513,059

LIABILITIES:
Unrealized depreciation on forward foreign currency exchange contracts	39,583
Payable for:
Credit agreement (See Note 7)	603,979,125
Interest expense	2,540,733
Investment management fees	1,400,029
Investment securities purchased	999,395
Dividends and distributions declared	987,809
Variation margin on interest rate swap contracts	347,091
Administration fees	84,002
Trustees’ fees	2,792
Other liabilities	160,818

Total Liabilities	610,541,377

NET ASSETS	$1,103,971,682

NET ASSETS consist of:
Paid‑in capital	$1,355,334,604
Total distributable earnings/(accumulated loss)	(251,362,922)

$1,103,971,682

NET ASSET VALUE PER SHARE:
($1,103,971,682 ÷ 55,273,457 shares outstanding)	$19.97

MARKET PRICE PER SHARE	$18.72

MARKET PRICE PREMIUM (DISCOUNT) TO NET ASSET VALUE PER SHARE	(6.26)%

See accompanying notes to financial statements.

COHEN & STEERS TAX-ADVANTAGED PREFERRED SECURITIES AND INCOME FUND

STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2025 (Unaudited)

Investment Income:
Interest income	$43,427,994
Dividend income (net of $18,400 of foreign withholding tax)	12,295,602

Total Investment Income	55,723,596

Expenses:
Interest expense	15,547,073
Investment management fees	8,668,502
Administration fees	583,086
Professional fees	53,112
Shareholder reporting expenses	46,824
Trustees’ fees and expenses	22,501
Custodian fees and expenses	20,268
Transfer agent fees and expenses	9,436
Miscellaneous	43,859

Total Expenses	24,994,661

Net Investment Income (Loss)	30,728,935

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in securities	7,130,727
Written option contracts	(183,335)
Interest rate swap contracts	9,975,467
Forward foreign currency exchange contracts	800,874
Foreign currency transactions	46,517

Net realized gain (loss)	17,770,250

Net change in unrealized appreciation (depreciation) on:
Investments in securities	(51,655,112)
Written option contracts	204,617
Interest rate swap contracts	(13,055,274)
Forward foreign currency exchange contracts	(3,674,404)
Foreign currency translations	(1,162,576)

Net change in unrealized appreciation (depreciation)	(69,342,749)

Net Realized and Unrealized Gain (Loss)	(51,572,499)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(20,843,564)

See accompanying notes to financial statements.

COHEN & STEERS TAX-ADVANTAGED PREFERRED SECURITIES AND INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	For the Six Months Ended April 30, 2025	For the Year Ended October 31, 2024
Change in Net Assets:
From Operations:
Net investment income (loss)	$30,728,935	$49,808,887
Net realized gain (loss)	17,770,250	(4,697,823)
Net change in unrealized appreciation (depreciation)	(69,342,749)	196,346,064

Net increase (decrease) in net assets resulting from operations	(20,843,564)	241,457,128

Distributions to shareholders	(44,439,859)	(78,063,516)
Tax return of capital to shareholders	—	(10,816,203)

Total distributions	(44,439,859)	(88,879,719)

Total increase (decrease) in net assets	(65,283,423)	152,577,409
Net Assets:
Beginning of period	1,169,255,105	1,016,677,696

End of period	$1,103,971,682	$1,169,255,105

See accompanying notes to financial statements.

COHEN & STEERS TAX-ADVANTAGED PREFERRED SECURITIES AND INCOME FUND

STATEMENT OF CASH FLOWS
For the Six Months Ended April 30, 2025 (Unaudited)

Increase (Decrease) in Cash:
Cash Flows from Operating Activities:
Net increase (decrease) in net assets resulting from operations	$(20,843,564)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by operating activities:
Purchases of long-term investments	(453,262,643)
Proceeds from sales and maturities of long-term investments	433,525,420
Net purchases, sales and maturities of short-term investments	37,448,479
Net amortization of premium (accretion of discount) on investments in securities	1,747,894
Net (increase) decrease in dividends and interest receivable and other assets	(897,191)
Net increase (decrease) in payable for collateral on option contracts	(350,000)
Net increase (decrease) in interest expense payable, accrued expenses and other liabilities	(631,827)
Net increase (decrease) in payable for variation margin on interest rate swap contracts	530,710
Net increase (decrease) in premiums received from written option contracts	(202,651)
Net change in unrealized (appreciation) depreciation on written option contracts	(204,617)
Net change in unrealized (appreciation) depreciation on investments in securities	51,655,112
Net change in unrealized (appreciation) depreciation on forward foreign currency exchange contracts	3,674,404
Net realized (gain) loss on investments in securities	(7,130,727)

Cash provided by (used for) operating activities	45,058,799

Cash Flows from Financing Activities:
Net increase (decrease) in payable for revolving credit agreement*	1,427,250
Dividends and distributions paid	(44,488,572)

Cash provided by (used for) financing activities	(43,061,322)

Increase (decrease) in cash and restricted cash	1,997,477
Cash and restricted cash at beginning of period (including foreign currency)	7,251,145

Cash and restricted cash at end of period (including foreign currency)	$9,248,622

Supplemental Disclosure of Cash Flow Information:
For the six months ended April 30, 2025, interest paid was $15,890,717.
The following table provides a reconciliation of cash and restricted cash reported within the Statement of Assets and Liabilities that sums to the total of such amounts shown on the Statement of Cash Flows.

Cash	$16,701
Restricted cash	7,532,624
Foreign currency	1,699,297

Total cash and restricted cash shown on the Statement of Cash Flows	$9,248,622

Restricted cash consists of cash that has been pledged to cover the Fund’s collateral or margin obligations under derivative contracts. It is reported on the Statement of Assets and Liabilities as cash collateral pledged for interest rate swap contracts.

*	Amount represents mark‑to‑market increase on GBP portion of the credit agreement.

See accompanying notes to financial statements.

COHEN & STEERS TAX-ADVANTAGED PREFERRED SECURITIES AND INCOME FUND

FINANCIAL HIGHLIGHTS (Unaudited)
The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

	For the Six Months Ended April 30, 2025		For the Year Ended October 31,				For the Period October 28, 2020(a) through October 31, 2020
Per Share Operating Data:			2024	2023	2022	2021
Net asset value, beginning of period	$21.15		$18.39	$20.06	$25.93	$24.99	$25.00

Income (loss) from investment operations:

Net investment income (loss)(b)	0.56		0.90	0.79	1.04	1.02	(0.01)
Net realized and unrealized gain (loss)	(0.94)		3.47	(0.86)	(5.20)	1.35	(0.00	)(c)

Total from investment operations	(0.38)		4.37	(0.07)	(4.16)	2.37	(0.01)

Less dividends and distributions to shareholders from:

Net investment income	(0.80)		(1.41)	(1.48)	(1.51)	(1.42)	—
Net realized gain	—		—	—	(0.11)	(0.01)	—
Tax return of capital	—		(0.20)	(0.12)	(0.09)	—	—

Total dividends and distributions to shareholders	(0.80)		(1.61)	(1.60)	(1.71)	(1.43)	—

Net increase (decrease) in net asset value	(1.18)		2.76	(1.67)	(5.87)	0.94	(0.01)

Net asset value, end of period	$19.97		$21.15	$18.39	$20.06	$25.93	$24.99

Market price, end of period	$18.72		$20.18	$16.81	$17.59	$24.97	$25.00

Net asset value total return(d)	–1.66	%(e)	24.85%	0.15%	–16.09%	9.77%	–0.04	%(e)

Market price total return(d)	–3.39	%(e)	30.32%	4.40%	–23.59%	5.66%	–0.00	%(e)

See accompanying notes to financial statements.

COHEN & STEERS TAX-ADVANTAGED PREFERRED SECURITIES AND INCOME FUND

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	For the Six Months Ended April 30, 2025		For the Year Ended October 31,				For the Period October 28, 2020(a) through October 31, 2020
Ratios/Supplemental Data:			2024	2023	2022	2021
Net assets, end of period (in millions)	$1,104.0		$1,169.3	$1,016.7	$1,108.7	$1,433.5	$1,249.6

Ratios to average daily net assets:
Expenses	4.40	%(f)	4.92%	4.99%	2.71%	2.01%	1.24	%(g)

Expenses (excluding interest expense)	1.66	%(f)	1.68%	1.73%	1.67%	1.61%	1.24	%(g)

Net investment income (loss)	5.41	%(f)	4.42%	4.02%	4.52%	3.97%	(1.22	)%(g)

Portfolio turnover rate	26	%(e)	63%	35%	41%	47%	0	%(e)

Revolving Credit Agreement:

Asset coverage ratio for revolving credit agreement	283%		294%	269%	262%	308%	NA

Asset coverage per $1,000 for revolving credit agreement	$2,828		$2,941	$2,694	$2,624	$3,077	NA

Amount of loan outstanding (in millions)	$604.0		$602.6	$600.1	$682.8	$690.2	NA

(a)	Commencement of investment operations.
(b)	Calculation based on average shares outstanding.
(c)	Amount is less than $0.005.
(d)
Net asset value total return measures the change in net asset value per share over the period indicated. Market price total return is computed based upon the Fund’s market price per share and excludes the effects of brokerage commissions. Dividends and distributions are assumed, for purposes of these calculations, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(e)	Not annualized.
(f)	Annualized.
(g)	Ratios for periods less than one year are annualized. Certain professional, shareholder reporting and non–recurring expenses incurred by the Fund are not annualized for periods less than one year.

See accompanying notes to financial statements.

COHEN & STEERS TAX-ADVANTAGED PREFERRED SECURITIES AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)
Note 1. Organization and Significant Accounting Policies
Cohen & Steers Tax‑Advantaged Preferred Securities and Income Fund, a Maryland statutory trust (the Fund), was organized on November 14, 2019, and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed‑end management statutory trust. The Fund’s primary investment objective is high current income. The Fund’s secondary investment objective is capital appreciation.
The Fund has a limited term and intends to terminate as of the first business day following the twelfth anniversary of the effective date of the Fund’s initial registration statement, which the Fund expects to occur on or about October 27, 2032 (the Dissolution Date); provided that the Fund’s Board of Trustees may, by a vote of the majority of the Board of Trustees and seventy-five percent (75%) of the members of the Board of Trustees of who either (i) have been a member of the Board of Trustees for a period of at least thirty‑six months (or since the commencement of the Fund’s operations, if less than thirty‑six months) or (ii) were nominated to serve as a member of the Board of Trustees by a majority of the Continuing Trustees then members of the Board of Trustees (a Board Action Vote), without shareholder approval, extend the Dissolution Date (i) once for up to one year, and (ii) once for up to an additional one year, to a date up to and including two years after the initial Dissolution Date, which later date shall then become the Dissolution Date.
As of a date within twelve months preceding the Dissolution Date, the Board of Trustees may, by a Board Action Vote, cause the Fund to conduct a tender offer to common shareholders to purchase 100% of the then outstanding common shares of the Fund at a price equal to the net asset value (NAV) per common share on the expiration date of the tender offer (an Eligible Tender Offer). In an Eligible Tender Offer, the Fund will offer to purchase all common shares held by each common shareholder; provided that if the number of properly tendered common shares would result in the Fund having aggregate net assets below $200 million (the Dissolution Threshold), the Eligible Tender Offer will be canceled, no common shares will be repurchased pursuant to the Eligible Tender Offer, and the Fund will terminate as otherwise scheduled. Following the completion of an Eligible Tender Offer, the Board of Trustees may, by a Board Action Vote, eliminate the Dissolution Date without shareholder approval and cause the Fund to have a perpetual existence.
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification (ASC) Topic 946—Investment Companies. The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is

COHEN & STEERS TAX-ADVANTAGED PREFERRED SECURITIES AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

available, at the bid price. Forward foreign currency exchange contracts are valued daily at the prevailing forward exchange rate. Centrally cleared interest rate swaps are valued at the price determined by the relevant exchange or clearinghouse. Exchange-traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued based upon prices provided by a third-party pricing service. Over‑the‑counter (OTC) option and total return swap contracts are valued based upon prices provided by a third-party pricing service or counterparty.
Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non‑U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Trustees.
Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by the investment manager to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Trustees, to reflect the fair value of such securities.
Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Trustees, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.
Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open‑end mutual funds are valued at NAV.
The Board of Trustees has designated the investment advisor as the Fund’s “Valuation Designee” under Rule 2a‑5 under the 1940 Act. As Valuation Designee, the investment advisor is authorized to make fair valuation determinations, subject to the oversight of the Board of Trustees. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

COHEN & STEERS TAX-ADVANTAGED PREFERRED SECURITIES AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Trustees. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.
The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.
Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.
The levels associated with valuing the Fund’s investments as of April 30, 2025 are disclosed in the Fund’s Schedule of Investments.
Security Transactions and Investment Income: Security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, which includes the amortization of premiums and accretion of discounts, is recorded on the accrual basis. Dividend income is recorded on the ex‑dividend date, except for certain dividends on foreign securities, which are recorded as soon as the Fund is informed after the ex‑dividend date. Distributions from real estate investment trusts (REITs) are recorded as ordinary income, net realized capital gain or return of capital based on information reported by the REITs and management’s estimates of such amounts based on historical information. These estimates are adjusted when the actual source of distributions is disclosed by the REITs and actual amounts may differ from the estimated amounts.

COHEN & STEERS TAX-ADVANTAGED PREFERRED SECURITIES AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Cash: For the purposes of the Statement of Cash Flows, the Fund defines cash as cash, including foreign currency and restricted cash.
Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars based upon prevailing exchange rates on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign currency transaction gains or losses arise from sales of foreign currencies, (excluding gains and losses on forward foreign currency exchange contracts, which are presented separately, if any), currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates. Pursuant to U.S. federal income tax regulations, certain foreign currency gains/losses included in realized and unrealized gains/losses are included in or are a reduction of ordinary income for federal income tax purposes.
Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non‑U.S. dollar-denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on forward foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on forward foreign currency exchange contracts. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.
Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.
Option Contracts: The Fund may purchase and write exchange-listed and OTC put or call options on securities, stock indices and other financial instruments for hedging purposes, to enhance portfolio returns and/or reduce overall volatility.

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When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded on the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked‑to‑market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying investment. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.
Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.
At April 30, 2025, the Fund did not have any option contracts outstanding.
Centrally Cleared Interest Rate Swap Contracts: The Fund uses interest rate swaps in connection with borrowing under its revolving credit agreement. The interest rate swaps are intended to reduce interest rate risk by countering the effect that an increase in short-term interest rates could have on the performance of the Fund’s shares as a result of the floating rate structure of interest owed pursuant to the revolving credit agreement. When entering into interest rate swaps, the Fund agrees to pay the other party to the interest rate swap (which is known as the counterparty) a fixed rate payment in exchange for the counterparty’s agreement to pay the Fund a variable rate payment that was intended to approximate the Fund’s variable rate payment obligation on the revolving credit agreement. The payment obligation is based on the notional amount of the swap. Depending on the state of interest rates in general, the use of interest rate swaps could enhance or harm the overall performance of the Fund. Swaps are marked‑to‑market daily and changes in the value are recorded as unrealized appreciation (depreciation).
Immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the CCP) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash collateral pledged for interest rate swap contracts. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin on interest rate swap contracts in the Statement of Assets and Liabilities. Any upfront payments paid or received upon entering into a swap agreement would be recorded as assets or liabilities,

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respectively, in the Statement of Assets and Liabilities, and amortized or accreted over the life of the swap and recorded as realized gain (loss) in the Statement of Operations. Payments received from or paid to the counterparty during the term of the swap agreement, or at termination, are recorded as realized gain (loss) in the Statement of Operations.
Swap agreements involve, to varying degrees, elements of market and counterparty risk, and exposure to loss in excess of the related amounts reflected on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.
Dividends and Distributions to Shareholders: The Fund makes regular monthly distributions pursuant to the Policy. Dividends from net investment income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP. Dividends from net investment income, if any, are typically declared quarterly and paid monthly. Net realized capital gains, unless offset by any available capital loss carryforward, are typically distributed to shareholders at least annually. Dividends and distributions to shareholders are recorded on the ex‑dividend date and are automatically reinvested in full and fractional shares of the Fund in accordance with the Fund’s dividend reinvestment plan, unless the shareholder has elected to have them paid in cash. Dividends from net investment income are subject to recharacterization for tax purposes.
Distributions Subsequent to April 30, 2025: The following distributions have been declared by the Fund’s Board of Trustees and are payable subsequent to the period end of this report.

Ex‑Date/ Record Date	Payable Date	Amount
5/13/25	5/30/25	$0.134
6/10/25	6/30/25	$0.134
Income Taxes: It is the policy of the Fund to continue to qualify as a regulated investment company (RIC), if such qualification is in the best interest of the shareholders, by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to RICs, and by distributing substantially all of its taxable earnings to its shareholders. Also, in order to avoid the payment of any federal excise taxes, the Fund will distribute substantially all of its net investment income and net realized gains. Accordingly, no provision for federal income or excise tax is necessary. Dividends and interest income from holdings in non‑U.S. securities are recorded net of non‑U.S. taxes paid. Management has analyzed the Fund’s tax positions taken on federal and applicable state income tax returns as well as its tax positions in non‑U.S. jurisdictions in which it trades for the current tax year and has concluded that as of April 30, 2025, no additional provisions for income tax are required in the Fund’s financial statements. The Fund’s tax positions for the current tax year for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service, state departments of revenue and by foreign tax authorities.

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Note 2. Investment Management Fees, Administration Fees and Other Transactions with Affiliates
Investment Management Fees: Cohen & Steers Capital Management, Inc. serves as the Fund’s investment manager pursuant to an investment management agreement (the investment management agreement). Under the terms of the investment management agreement, the investment manager provides the Fund with day‑to‑day investment decisions and generally manages the Fund’s investments in accordance with the stated policies of the Fund, subject to the supervision of the Board of Trustees.
For the services provided to the Fund, the investment manager receives a fee, accrued daily and paid monthly, at the annual rate of 1.00% of the average daily managed assets of the Fund. Managed assets are equal to the Fund’s net assets, plus the principal amount of loans from financial institutions or debt securities issued by the Fund, the liquidation preference of preferred shares issued by the Fund, if any, and the proceeds of any reverse repurchase agreements entered into by the Fund, if any.
Administration Fees: The Fund has entered into an administration agreement with the investment manager under which the investment manager performs certain administrative functions for the Fund and receives a fee, accrued daily and paid monthly, at the annual rate of 0.06% of the average daily managed assets of the Fund. For the six months ended April 30, 2025, the Fund incurred $520,110 in fees under this administration agreement. Additionally, the Fund pays State Street Bank and Trust Company as co‑administrator under a fund accounting and administration agreement.
Trustees’ and Officers’ Fees: Certain trustees and officers of the Fund are also directors, officers and/or employees of the investment manager. The Fund does not pay compensation to trustees and officers affiliated with the investment manager except for the Chief Compliance Officer, who received compensation from the investment manager, which was reimbursed by the Fund, in the amount of $4,961 for the six months ended April 30, 2025.
Note 3. Purchases and Sales of Securities
Purchases and sales of securities, excluding short-term investments, for the six months ended April 30, 2025, totaled $451,290,674 and $434,250,158, respectively.

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Note 4. Derivative Investments
The following tables present the value of derivatives held at April 30, 2025 and the effect of derivatives held during the six months ended April 30, 2025, if any, along with the respective location in the financial statements.
Statement of Assets and Liabilities

	Assets		Liabilities
Derivatives	Location	Fair Value	Location	Fair Value
Foreign Currency Exchange Risk:
Forward Foreign Currency Exchange Contracts(a)	Unrealized appreciation	$379,520	Unrealized depreciation	$39,583

Interest Rate Risk:
Interest Rate Swap Contracts(b)	—	—	Payable for variation margin on interest rate swap contracts	16,325,394	(c)

(a)	Forward foreign currency exchange contracts executed with Brown Brothers Harriman are not subject to a master netting agreement or another similar arrangement.
(b)	Not subject to a master netting agreement or another similar arrangement.
(c)
Amount represents the cumulative net appreciation (depreciation) on interest rate swap contracts as reported on the Schedule of Investments. The Statement of Assets and Liabilities only reflects the current day variation margin payable to the broker.

Statement of Operations

Derivatives	Location	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Credit Risk:
Purchased Option Contracts(a)	Net Realized and Unrealized Gain (Loss)	$73,713	$(681,204)
Written Option Contracts	Net Realized and Unrealized Gain (Loss)	(64,202)	236,493

Foreign Currency Exchange Risk:
Forward Foreign Currency Exchange Contracts	Net Realized and Unrealized Gain (Loss)	800,874	(3,674,404)
Purchased Option Contracts(a)	Net Realized and Unrealized Gain (Loss)	441,203	108,345
Written Option Contracts	Net Realized and Unrealized Gain (Loss)	(119,133)	(31,876)

Interest Rate Risk:
Interest Rate Swap Contracts	Net Realized and Unrealized Gain (Loss)	9,975,467	(13,055,274)

(a)	Purchased option contracts are included in net realized gain (loss) and change in unrealized appreciation (depreciation) on investments in securities.

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The following summarizes the monthly average volume of the Fund’s option contracts, interest rate swap contracts and forward foreign currency exchange contracts activity for the six months ended April 30, 2025:

	Purchased Option Contracts(b)	Written Option Contracts(b)	Interest Rate Swap Contracts	Forward Foreign Currency Exchange Contracts
Average Notional Amount(a)	$107,097,330	$105,542,894	$517,181,369	$128,794,772

(a)
Average notional amount represent the average for all months in which the Fund had option contracts, interest rate swap contracts and forward foreign currency exchange contracts outstanding at month‑end. For the period, this represents November 1, 2024 through November 14, 2024 for purchased and written option contracts, six months for interest rate swap contracts and six months for forward foreign currency exchange contracts.

(b)	Notional amount is calculated using the number of contracts multiplied by notional contract size multiplied by the underlying price.
Note 5. Income Tax Information
As of April 30, 2025, the federal tax cost and net unrealized appreciation (depreciation) in value of investments held were as follows:

Cost of investments in securities for federal income tax purposes	$1,709,549,209

Gross unrealized appreciation on investments	$51,111,504
Gross unrealized depreciation on investments	(61,631,836)

Net unrealized appreciation (depreciation) on investments	$(10,520,332)

As of October 31, 2024, the Fund has a net capital loss carryforward of $242,552,669 which may be used to offset future capital gains. These losses are a short-term capital loss carryforward of $10,740,943 and a long-term capital loss carryforward of $231,811,726, which under current federal income tax rules, may offset capital gains recognized in any future period.
Note 6. Capital Stock
Under the Amended and Restated Declaration of Trust, the Fund is authorized to issue an unlimited number of shares of beneficial interest.
During the six months ended April 30, 2025 and year ended October 31, 2024 the Fund did not issue shares of common stock for the reinvestment of dividends.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

On December 10, 2024, the Board of Trustees approved the continuation of the Share Repurchase Program of up to 10% of the Fund’s common shares outstanding as of January 1, 2025 through December 31, 2025.
During the six months ended April 30, 2025 and year ended October 31, 2024, the Fund did not effect any repurchases.
Note 7. Borrowings
The Fund has entered into a $650,000,000 revolving credit agreement (the credit agreement) with State Street Bank and Trust Company (State Street) whereby funds may be drawn in U.S. dollars, Euros and British Pounds (GBP), subject to certain limitations. Borrowings under the credit agreement, which are secured by certain assets of the Fund, bear interest based on currency-specific variable rates plus a margin. The Fund pays a monthly financing charge which is calculated based on the utilized portion of the credit agreement and a Secured Overnight Financing Rate (SOFR)-based rate. The Fund also pays a fee of 0.15% per annum for each day in which the aggregate loans outstanding under the credit agreement total less than 80% of the credit agreement amount of $650,000,000. The credit agreement has a 360‑day evergreen provision whereby State Street may terminate this agreement upon 360 days’ notice, but the Fund may terminate on three business days’ notice to State Street. Securities held by the Fund are subject to a lien, granted to State Street, to the extent of the borrowing outstanding in connection with the Fund’s revolving credit agreement. If the Fund fails to meet certain requirements, or maintain other financial covenants required under the credit agreement, the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the credit agreement, necessitating the sale of portfolio securities at potentially inopportune times.
As of April 30, 2025, the Fund had outstanding borrowings of $603,979,125 at a current rate of 5.1% on $560,000,000 and 5.2% on GBP 33,000,000 (which equates to USD 43,979,125). The carrying value of the borrowings approximates fair value. The borrowings are classified as Level 2 within the fair value hierarchy. During the six months ended April 30, 2025, the Fund borrowed an average daily balance of $601,967,757 ($560,000,000 and $41,967,757 drawn in USD and GBP, respectively) at a weighted average borrowing cost of 5.2%. During the six months ended April 30, 2025, the Fund had no outstanding borrowing in EUR.
Note 8. Other Risks
Risk of Market Price Discount from Net Asset Value: Shares of closed‑end investment companies frequently trade at a discount from their NAV. This characteristic is a risk separate and distinct from the risk that NAV could decrease as a result of investment activities and may be greater for investors expecting to sell their shares in a relatively short period following completion of this offering. Whether investors will realize gains or losses upon the sale of the shares will depend not upon the Fund’s NAV but entirely upon whether the market price of the shares at the time of sale is above or below the investor’s purchase price for the shares. Because the market price of the shares will be determined by factors such as relative supply of and demand for shares in the market, general market and economic

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NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

conditions, and other factors beyond the control of the Fund, Fund shares may trade at, above or below NAV, or at below or above the initial public offering price.
Preferred Securities Risk: Preferred securities are subject to credit risk, which is the risk that a security will decline in price, or the issuer of the security will fail to make dividend, interest or principal payments when due, because the issuer experiences a decline in its financial status. Preferred securities are also subject to interest rate risk and may decline in value because of changes in market interest rates. The Fund may be subject to a greater risk of rising interest rates than would normally be the case in an environment of low interest rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. In addition, an issuer may be permitted to defer or omit distributions. Preferred securities are also generally subordinated to bonds and other debt instruments in a company’s capital structure. During periods of declining interest rates, an issuer may be able to exercise an option to redeem (call) its issue at par earlier than scheduled, and the Fund may be forced to reinvest in lower yielding securities. Certain preferred securities may be substantially less liquid than many other securities, such as common stocks. Generally, preferred security holders have no voting rights with respect to the issuing company unless certain events occur. Certain preferred securities may give the issuers special redemption rights allowing the securities to be redeemed prior to a specified date if certain events occur, such as changes to tax or securities laws.
Contingent Capital Securities Risk: Contingent capital securities (sometimes referred to as “CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security, for example, a mandatory conversion into common stock of the issuer under certain circumstances, such as the issuer’s capital ratio falling below a certain level. Since the common stock of the issuer may not pay a dividend, investors in these instruments could experience a reduced income rate, potentially to zero, and conversion would deepen the subordination of the investor, hence worsening the investor’s standing in a bankruptcy. Some CoCos provide for a reduction in the value or principal amount of the security (potentially to zero) under such circumstances. In March 2023, a Swiss regulator required a write-down of outstanding CoCos to zero notwithstanding the fact that the equity shares continued to exist and have economic value. It is currently unclear whether regulators of issuers in other jurisdictions will take similar actions. Notwithstanding these risks, the Fund intends to continue to invest in CoCos issued by Swiss companies and by companies in other jurisdictions. In addition, most CoCos are considered to be high yield or “junk” securities and are therefore subject to the risks of investing in below investment-grade securities. Finally, CoCo issuers can, at their discretion, suspend dividend distributions on their CoCo securities and are more likely to do so in response to negative economic conditions and/or government regulation. Omitted distributions are typically non‑cumulative and will not be paid on a future date. Any omitted distribution may negatively impact the returns or distribution rate of the Fund.
Concentration Risk: Because the Fund invests at least 25% of its managed assets in the financials sector, it will be more susceptible to adverse economic or regulatory occurrences affecting this sector, such as changes in interest rates, loan concentration and competition. In addition, the Fund will also be subject to the risks of investing in the individual industries and securities that comprise the financials sector, including the bank, diversified financials, real estate (including REITs) and insurance industries. To the extent that the Fund focuses its investments in other sectors or industries, such as (but not limited

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to) energy, industrials, utilities, pipelines, health care and telecommunications, the Fund will be subject to the risks associated with these particular sectors and industries. These sectors and industries may be adversely affected by, among others, changes in government regulation, world events and economic conditions.
Credit and Below-Investment-Grade Securities Risk: Preferred securities may be rated below-investment-grade or may be unrated. Below-investment-grade securities, or equivalent unrated securities, which are commonly known as “high-yield bonds” or “junk bonds,” generally involve greater volatility of price and risk of loss of income and principal, and may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. It is reasonable to expect that any adverse economic conditions could disrupt the market for lower-rated securities, have an adverse impact on the value of those securities and adversely affect the ability of the issuers of those securities to repay principal and interest on those securities.
Liquidity Risk: Liquidity risk is the risk that particular investments of the Fund may become difficult to sell or purchase. The market for certain investments may become less liquid or illiquid due to adverse changes in the conditions of a particular issuer or due to adverse market or economic conditions. In addition, dealer inventories of certain securities, which provide an indication of the ability of dealers to engage in “market making,” are at, or near, historic lows in relation to market size, which has the potential to increase price volatility in the fixed income markets in which the Fund invests. Federal banking regulations may also cause certain dealers to reduce their inventories of certain securities, which may further decrease the Fund’s ability to buy or sell such securities. As a result of this decreased liquidity, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance. Further, transactions in less liquid or illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Foreign (Non‑U.S.) and Emerging Market Securities Risk: The Fund directly purchases securities of foreign issuers. Risks of investing in foreign securities include currency risks, future political and economic developments and possible imposition of foreign withholding taxes on income or proceeds payable on the securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.
Foreign Currency Risk: Although the Fund will report its NAV and pay dividends in U.S. dollars, foreign securities often are purchased with and make any dividend and interest payments in foreign currencies. Therefore, the Fund’s investments in foreign securities will be subject to foreign currency risk, which means that the Fund’s NAV could decline solely as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal, dividends and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. The Fund may, but is not required to, engage in various investments that are designed to hedge the Fund’s

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foreign currency risks, and such investments are subject to the risks described under “Derivatives and Hedging Transactions Risk” below.
Leverage Risk: The use of leverage is a speculative technique and there are special risks and costs associated with leverage. The NAV of the Fund’s shares may be reduced by the issuance and ongoing costs of leverage. So long as the Fund is able to invest in securities that produce an investment yield that is greater than the total cost of leverage, the leverage strategy will produce higher current net investment income for the shareholders. On the other hand, to the extent that the total cost of leverage exceeds the incremental income gained from employing such leverage, shareholders would realize lower net investment income. In addition to the impact on net income, the use of leverage will have an effect of magnifying capital appreciation or depreciation for shareholders. Specifically, in an up market, leverage will typically generate greater capital appreciation than if the Fund were not employing leverage. Conversely, in down markets, the use of leverage will generally result in greater capital depreciation than if the Fund had been unlevered. To the extent that the Fund is required or elects to reduce its leverage, the Fund may need to liquidate investments, including under adverse economic conditions which may result in capital losses potentially reducing returns to shareholders. The use of leverage also results in the investment fees payable to the investment advisor being higher than if the Fund did not use leverage and can increase operating costs, which may reduce total return. There can be no assurance that a leveraging strategy will be successful during any period in which it is employed.
Derivatives and Hedging Transactions Risk: The Fund’s use of derivatives, including for the purpose of hedging interest rate or foreign currency risks, presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are counterparty risk, financial leverage risk, liquidity risk, OTC trading risk and tracking risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives.
Market Disruption and Geopolitical Risk: Geopolitical events, such as war (including ongoing conflicts in Ukraine and the Middle East), terrorist attacks, natural or environmental disasters (including hurricanes, wildfires, and flooding), country instability, public health emergencies (including epidemics and pandemics), market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers and other governmental trade or market control programs, the potential exit of a country from its respective union and related geopolitical events, have led and may in the future lead to market volatility and may have long-lasting impacts on U.S. and global economies and financial markets. Supply chain disruptions or significant changes in the supply or prices of commodities or other economic inputs may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies or industries. Events occurring in one region of the world may negatively impact industries and regions that are not otherwise directly impacted by the events. Additionally, those events, as well as other changes in foreign and domestic political and economic conditions, could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, secondary trading, credit ratings, inflation, investor sentiment and other factors affecting the value of the Fund’s investments.
Russia’s military invasion of Ukraine significantly amplified already existing geopolitical tensions. The U.S. and many other countries have instituted various economic sanctions against Russia, Russian

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individuals and entities and Belarus. The extent and duration of the military action, sanctions imposed and other punitive actions taken (including any Russian retaliatory responses to such sanctions and actions), and resulting disruptions in Europe and globally cannot be predicted, but could be significant and have a severe adverse effect on the global economy, securities markets and commodities markets globally, including through global supply chain disruptions, increased inflationary pressures and reduced economic activity.
Ongoing conflicts in the Middle East could have similar negative impacts. The possibility of a prolonged conflict, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets.
Systemic risk events in the financial sectors and/or resulting government actions can negatively impact investments held by the Fund. For example, issues with certain regional U.S. banks and other financial institutions in March 2023 raised economic concerns over disruption in the U.S. banking system. These risks also may adversely affect financial intermediaries, such as clearing agencies, clearing houses, banks, securities firms, and exchanges, with which the Fund interacts. There can be no certainty that any actions taken by the U.S. government to strengthen public confidence in the U.S. banking system or financial markets will be effective in mitigating the effects of financial institution failures on the economy and restoring or maintaining public confidence. In addition, raising the U.S. Government debt ceiling has become increasingly politicized. Any failure to increase the total amount that the U.S. Government is authorized to borrow could lead to a default on U.S. Government obligations. A default or a threat of default by the U.S. Government would be highly disruptive to the U.S. and global securities markets and could significantly reduce the value of the Fund’s investments.
The strengthening or weakening of the U.S. dollar relative to other currencies may, among other things, adversely affect the Fund’s investments denominated in non‑U.S. dollar currencies. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have, and the duration of those effects.
The rapid development and increasingly widespread use and regulation of artificial intelligence, including machine learning technology and generative artificial intelligence such as ChatGPT (collectively, AI Technologies), may pose risks to the Fund. For instance, the rapid advanced development of AI Technologies and efforts to regulate or control its use and advancement may have significant positive or negative impacts on a wide range of different industries and the global economy. It is not possible to predict which companies, sectors, or economies may benefit or be disadvantaged by such developments, nor is it possible to determine the full extent of current or future risks related thereto.
Some political leaders around the world (including in the U.S. and certain European nations) have been and may be elected on protectionist platforms, raising questions about the future of global free trade. Global trade disruption, significant introductions of trade barriers and bilateral trade frictions, together with any future downturns in the global economy resulting therefrom, could adversely affect the financial performance of the Fund and its investments.
Regulatory Risk: Legal and regulatory developments may adversely affect the Fund. The regulatory environment for the Fund is evolving, and changes in the regulation of investment funds and

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other financial institutions or products (such as banking or insurance products), and their trading activities and capital markets, or a regulator’s disagreement with the Fund’s interpretation of the application of certain regulations, may adversely affect the ability of the Fund to pursue its investment strategy, its ability to obtain leverage and financing, and the value of investments held by the Fund. The U.S. government has proposed and adopted multiple regulations that could have a long-lasting impact on the Fund and on the fund industry in general. These regulations or any laws and regulations that may be adopted in the future may restrict the Fund’s ability to engage in transactions or raise additional capital and/or increase overall expenses of the Fund.
Additional legislative or regulatory actions may alter or impair certain market participants’ ability to utilize certain investment strategies and techniques.
The Fund and the instruments in which it invests may be subject to new or additional regulatory constraints in the future. While the full extent of all of these regulations is still unclear, these regulations and actions may adversely affect both the Fund and the instruments in which the Fund invests and its ability to execute its investment strategy. For example, climate change regulation (such as decarbonization legislation, other mandatory controls to reduce emissions of greenhouse gases, or related disclosure requirements) could significantly affect the Fund or its investments by, among other things, increasing compliance costs or underlying companies’ operating costs and capital expenditures. Similarly, regulatory developments in other countries may have an unpredictable and adverse impact on the Fund.
Cybersecurity Risk: With the increased use of technologies such as the Internet and AI Technologies, and the dependence on computer systems to perform necessary business functions, the Fund and its service providers (including the investment advisor), and their own service providers, may be susceptible to operational and information security risks resulting from cyber-attacks and/or other technological malfunctions. In general, cyber-attacks are deliberate, but unintentional events may have similar effects. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website or company system, misappropriating or releasing confidential information without authorization (including personal data), gaining unauthorized access to digital systems for purposes of misappropriating assets and causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial‑of‑service. New ways to carry out cyber-attacks continue to develop. There may be an increased risk of cyber-attacks during periods of geopolitical or military conflict, and geopolitical tensions may increase the scale and sophistication of deliberate cyber security attacks, particularly those from nation-states or from entities with nation-state backing. Successful cyber-attacks against, or security breakdowns of, the Fund, the investment advisor, or a custodian, transfer agent, or other affiliated or third-party service provider may adversely affect the Fund or its shareholders.
Each of the Fund and the investment advisor may have limited ability to detect, prevent or mitigate cyber-attacks or security or technology breakdowns affecting the Fund’s third-party service providers. While the Fund has established business continuity plans and systems designed to detect, prevent or reduce the impact of cyber-attacks, such plans and systems are subject to inherent limitations.

COHEN & STEERS TAX-ADVANTAGED PREFERRED SECURITIES AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Note 9. Operating Segments
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023‑07, Segment Reporting (Topic 280)—Improvements to Reportable Segment Disclosures (“ASU 2023‑07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive committee of the Fund’s investment manager and the Fund’s chief executive officer and chief financial officer act as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre‑determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s total returns, expense ratios, subscriptions and redemptions, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements.
Note 10. Other
In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.
Note 11. Subsequent Events
Management has evaluated events and transactions occurring after April 30, 2025 through the date that the financial statements were issued, and has determined that no additional disclosure in the financial statements is required.

COHEN & STEERS TAX-ADVANTAGED PREFERRED SECURITIES AND INCOME FUND

(The following pages are unaudited)
REINVESTMENT PLAN
We urge shareholders who want to take advantage of this plan and whose shares are held in ‘Street Name’ to consult your broker as soon as possible to determine if you must change registration into your own name to participate.
OTHER INFORMATION
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 866‑227‑0757, (ii) on our website at cohenandsteers.com or (iii) on the SEC’s website at http://www.sec.gov. In addition, the Fund’s proxy voting record for the most recent 12‑month period ended June 30 is available by August 31 of each year (i) without charge, upon request, by calling 866‑227‑0757 or (ii) on the SEC’s website at http://www.sec.gov.
Disclosures of the Fund’s complete holdings are required to be made monthly on Form N‑PORT, with every third month made available to the public by the SEC 60 days after the end of the Fund’s fiscal quarter. The Fund’s Form N‑PORT is available (i) without charge, upon request, by calling 866‑227‑0757 or (ii) on the SEC’s website at http://www.sec.gov.
Please note that distributions paid by the Fund to shareholders are subject to recharacterization for tax purposes and are taxable up to the amount of the Fund’s investment company taxable income and net realized gains. Distributions in excess of the Fund’s investment company taxable income and net realized gains are a return of capital distributed from the Fund’s assets. To the extent this occurs, the Fund’s shareholders of record will be notified of the estimated amount of capital returned to shareholders for each such distribution and this information will also be available at cohenandsteers.com. The final tax treatment of all distributions is reported to shareholders on their 1099‑DIV forms, which are mailed after the close of each calendar year. Distributions of capital decrease the Fund’s total assets and, therefore, could have the effect of increasing the Fund’s expense ratio. In addition, in order to make these distributions, the Fund’s may have to sell portfolio securities at a less than opportune time.
Notice is hereby given in accordance with Rule 23c‑1 under the 1940 Act that the Fund may purchase, from time to time, shares of its common stock in the open market.
Benchmark Change
The Board of Trustees approved a change to the Fund’s blended benchmark at its March 11, 2025 meeting. Effective close of business June 30, 2025, the blended benchmark will be updated from 50% ICE BofA 7% Constrained DRD Eligible Preferred Securities Index, 35% ICE BofA U.S. IG Institutional Capital Securities Index and 15% Bloomberg Developed Market USD Contingent Capital Index to the blended benchmark of 40% ICE BofA 7% Constrained DRD Eligible Preferred Securities Index, 35% ICE BofA U.S. IG Institutional Capital Securities Index and 25% Bloomberg Developed Market USD Contingent Capital Index.

COHEN & STEERS TAX-ADVANTAGED PREFERRED SECURITIES AND INCOME FUND

Cohen & Steers Privacy Policy

Facts	What Does Cohen & Steers Do With Your Personal Information?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:

• Social Security number and account balances

• Transaction history and account transactions

• Purchase history and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Cohen & Steers chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Cohen & Steers share?	Can you limit this sharing?

For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or reports to credit bureaus	Yes	No

For our marketing purposes— to offer our products and services to you	Yes	No

For joint marketing with other financial companies—	No	We don’t share

For our affiliates’ everyday business purposes— information about your transactions and experiences	No	We don’t share

For our affiliates’ everyday business purposes— information about your creditworthiness	No	We don’t share

For our affiliates to market to you—	No	We don’t share

For non-affiliates to market to you—	No	We don’t share

Questions? Call 800.330.7348

COHEN & STEERS TAX-ADVANTAGED PREFERRED SECURITIES AND INCOME FUND

Cohen & Steers Privacy Policy—(Continued)

Who we are

Who is providing this notice?	Cohen & Steers Capital Management, Inc., Cohen & Steers Asia Limited, Cohen & Steers Japan Limited, Cohen & Steers UK Limited, Cohen & Steers Ireland Limited, Cohen & Steers Singapore Private Limited, Cohen & Steers Securities, LLC, Cohen & Steers Private Funds and Cohen & Steers Registered Funds (collectively, Cohen & Steers).

What we do

How does Cohen & Steers protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We restrict access to your information to those employees who need it to perform their jobs, and also require companies that provide services on our behalf to protect your information.

How does Cohen & Steers collect my personal information?
We collect your personal information, for example, when you:

• Open an account or buy securities from us

• Provide account information or give us your contact information

• Make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only:

• sharing for affiliates’ everyday business purposes—information about your creditworthiness

• affiliates from using your information to market to you

• sharing for non-affiliates to market to you

State law and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with affiliates.

Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with non-affiliates.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. • Cohen & Steers does not jointly market.

COHEN & STEERS TAX-ADVANTAGED PREFERRED SECURITIES AND INCOME FUND

Cohen & Steers Open-End Mutual Funds

COHEN & STEERS REALTY SHARES

•	Designed for investors seeking total return, investing primarily in U.S. real estate securities

•	Symbols: CSJAX, CSJCX, CSJIX, CSRSX, CSJRX, CSJZX
COHEN & STEERS REAL ESTATE SECURITIES FUND

•	Designed for investors seeking total return, investing primarily in U.S. real estate securities

•	Symbols: CSEIX, CSCIX, CREFX, CSDIX, CIRRX, CSZIX
COHEN & STEERS INSTITUTIONAL REALTY SHARES

•	Designed for institutional investors seeking total return, investing primarily in U.S. real estate securities

•	Symbol: CSRIX
COHEN & STEERS GLOBAL REALTY SHARES

•	Designed for investors seeking total return, investing primarily in global real estate equity securities

•	Symbols: CSFAX, CSFCX, CSSPX, GRSRX, CSFZX
COHEN & STEERS INTERNATIONAL REALTY FUND

•	Designed for investors seeking total return, investing primarily in international (non‑U.S.) real estate securities

•	Symbols: IRFAX, IRFCX, IRFIX, IRFRX, IRFZX
COHEN & STEERS REAL ASSETS FUND

•	Designed for investors seeking total return and the maximization of real returns during inflationary environments by investing primarily in real assets

•	Symbols: RAPAX, RAPCX, RAPIX, RAPRX, RAPZX
COHEN & STEERS PREFERRED SECURITIES
AND INCOME FUND

•	Designed for investors seeking total return (high current income and capital appreciation), investing primarily in preferred and debt securities issued by U.S. and non‑U.S. companies

•	Symbols: CPXAX, CPXCX, CPXFX, CPXIX, CPRRX, CPXZX
COHEN & STEERS LOW DURATION PREFERRED
AND INCOME FUND

•	Designed for investors seeking high current income and capital preservation by investing in low‑duration preferred and other income securities issued by U.S. and non‑U.S. companies

•	Symbols: LPXAX, LPXCX, LPXFX, LPXIX, LPXRX, LPXZX
COHEN & STEERS FUTURE OF ENERGY FUND

•	Designed for investors seeking total return, investing primarily in securities of traditional and alternative energy companies

•	Symbols: MLOAX, MLOCX, MLOIX, MLORX, MLOZX
COHEN & STEERS GLOBAL INFRASTRUCTURE FUND

•	Designed for investors seeking total return, investing primarily in global infrastructure securities

•	Symbols: CSUAX, CSUCX, CSUIX, CSURX, CSUZX

Distributed by Cohen & Steers Securities, LLC.

Please consider the investment objectives, risks, charges and expenses of any Cohen & Steers U.S. registered open‑end fund carefully before investing. A summary prospectus and prospectus containing this and other information can be obtained by calling 800‑330‑7348 or by visiting cohenandsteers.com. Please read the summary prospectus and prospectus carefully before investing.

COHEN & STEERS TAX-ADVANTAGED PREFERRED SECURITIES AND INCOME FUND

OFFICERS AND TRUSTEES
Joseph M. Harvey
Trustee and Chair
Adam M. Derechin
Trustee
Michael G. Clark
Trustee
George Grossman
Trustee
Dean A. Junkans
Trustee
Gerald J. Maginnis
Trustee
Jane F. Magpiong
Trustee
Daphne L. Richards
Trustee
Ramona Rogers-Windsor
Trustee
James Giallanza
President and Chief Executive Officer
Albert Laskaj
Treasurer and Chief Financial Officer
Dana A. DeVivo
Secretary and Chief Legal Officer
Stephen Murphy
Chief Compliance Officer
and Vice President
Elaine Zaharis-Nikas
Vice President
KEY INFORMATION
Investment Manager and Administrator
Cohen & Steers Capital Management, Inc.
1166 Avenue of the Americas, 30th Floor
New York, NY 10036
(212) 832-3232
Co-administrator and Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
Computershare
150 Royall Street
Canton, MA 02021
(866) 227-0757
Legal Counsel
Ropes & Gray LLP
1211 Avenue of the Americas
New York, NY 10036
New York Stock Exchange Symbol: PTA
Website: cohenandsteers.com
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares. Performance data quoted represent past performance. Past performance is no guarantee of future results and your investment may be worth more or less at the time you sell your shares.

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Semiannual Report April 30, 2025
Cohen & Steers
Tax-Advantaged
Preferred
Securities and
Income Fund (PTA)
PTASAR

(b)

# Notice of Internet Availability of Shareholder Report(s)

Learn about the upcoming change to
Tailored Shareholder Reports:
www.shareholdereducation.com/tsr

Notice of Internet Availability of Shareholder Report(s)

COHEN & STEERS ID: XXXXX XXXXX XXXXX XXXXX Important Fund Report(s) Now Available Online and In Print by Request. Annual and Semi-Annual Reports contain important information about the fund, including its holdings and financials. we encourage you to review the report(s) at the website below: https://www.cohenandsteers.com/funds/fund-literature Cohen & Steers Tax-Advantaged Preferred Securities and Income Fund Request a printed/email report at no charge and/or elect to receive paper reports in the future, by calling or visiting (otherwise you will not receive a paper/email report): 1-866-345-5954 www.FundReports.com

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Included in Item 1 above.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

(a) Not applicable.

(b) The Registrant has not had any change in the portfolio managers identified in response to paragraph (a)(1) of this item in the Registrant’s most recent annual report on Form N-CSR.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a- 2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS TAX-ADVANTAGED PREFERRED SECURITIES AND INCOME FUND

By:	/s/ James Giallanza
Name: James Giallanza Title: Principal Executive Officer
(President and Chief Executive Officer)

Date:	July 2, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James Giallanza
Name: James Giallanza Title: Principal Executive Officer (President and Chief Executive Officer)

By:	/s/ Albert Laskaj
Name: Albert Laskaj Title: Principal Financial Officer (Treasurer and Chief Financial Officer)

Date: July 2, 2025